                                                                  SECURITY(SM)
                                                                         FUNDS

                                                              SEMI-ANNUAL
                                                              REPORT

                                                              MARCH 31, 2003

                                                            - SECURITY CAPITAL
                                                              PRESERVATION FUND








                                            SECURITY DISTRIBUTORS, INC.
                                     [LOGO] A Member of The Security Benefit
                                            Group of Companies

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

MAY 15, 2003

SECURITY FUNDS

TO OUR SHAREHOLDERS:

The financial markets continued to struggle over the six-month period ended March 31, 2003, which is covered by this report. During this time however, the Capital Preservation Fund has been our fastest growing portfolio as many investors have recognized the value of this strategy in these uncertain times.

2002 IN RETROSPECT

The six-month period saw 2002 ending on a pessimistic note with the S & P 500, a major equity market barometer, down 22%. Few economists predicted the degree of weakness that still existed in the markets as 2002 began, and no one expected the fraudulent corporate accounting events that shook the confidence of investors during the year. Continued threats of terrorism and the reemergence of war prospects in the Middle East only exacerbated the very negative environment for equity markets during the year. Fixed income investments provided better returns overall in 2002, but interest rates remained at very low levels as the Federal Reserve maintained their stimulative monetary policy.

EXPECTATIONS FOR 2003

2003 started with an air of enthusiasm, with moderately improving economic reports amid continued strength in housing and big-ticket sales, such as autos. With a watchful eye on the Middle East, we began to feel more optimistic that the domestic economy was firming. Unfortunately, we could not avoid the outbreak of war in Iraq late in the first quarter of 2003. A swift U.S. victory, which appears likely, should allow some stability in the markets, ease pressure on oil prices and ultimately allow some traction to the economy. We foresee a gradual recovery and strengthening during 2003, but expect only moderate, single digit returns as the economy slowly rebuilds. At this time we believe interest rates will remain at current levels throughout most of 2003 with gradual increases expected in 2004.

During this period, your Capital Preservation Fund has continued to maintain a stable net asset value per share of $10.00 while providing returns well in excess of money market funds.(1)

STAY WITH THE FUNDAMENTALS

Clearly, these are extremely difficult times in which to invest. It is during these difficult times that we continue to stress certain fundamentals of investing:


- Develop a plan and stay with it
- Maintain a broad, diversified portfolio
- Systematically buy into the market(2)
- Maintain a long-term focus in your investing

The role of your financial representative is important during these times. Too many investors make significant changes to their portfolios out of fear at exactly the wrong time. Financial success is achieved over time through discipline and planning. The demand for financial advice is growing every day, and you are wise to be working with your representative.

YOUR CONFIDENCE IS APPRECIATED AND RESPECTED

I applaud your selection of the Security Funds family of mutual funds for your investment portfolio. Our funds are professionally managed within defined risk parameters, contain diverse holdings and, we believe, are well positioned for this financial environment. We truly appreciate and respect the confidence you have placed in our firm.

Sincerely,

/s/ James R. Schmank

James R. Schmank, President
The Security Funds

(1) The Capital Preservation Fund is not a money market fund and there can be no assurances that it will be able to maintain a stable share price.

(2) Systematic investing does not assure profits or protect against loss in a declining market.
--------------------------------------------------------------------------------
                                       1

--------------------------------------------------------------------------------
MAY 15, 2003

SECURITY
FUNDS

-------------------------------PERFORMANCE--------------------------------------

                                         AVERAGE ANNUAL RETURNS
                                          AS OF MARCH 31, 2003
                                      1 YEAR           3 YEAR             SINCE INCEPTION
                                      ------           ------             ----------------
A Shares                              4.18%            5.47%              5.56% (05/03/99)
A Shares with sales charge            0.57%            4.23%              4.65% (05/03/99)
B Shares                              3.67%            4.96%              5.09% (05/03/99)
B Shares with CDSC                    1.33%)           4.05%              4.42% (05/03/99)
C Shares                              3.93%            5.22%              5.35% (05/03/99)
C Shares with CDSC                    2.93%            5.22%              5.35% (05/03/99)

The performance data above represents past performance which is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 3.50% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. Such figures would be lower if the maximum sales charge was deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

--------------------------------------------------------------------------------
                                       2

        SECURITY CAPITAL PRESERVATION FUND
        STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
MARCH 31.2003
(UNAUDITED)
ASSETS
   Investment in PreservationPlus Income Portfolio,
     at value ......................................       $574,870,504
   Fund shares sold ................................          1,315,569
   Prepaid expenses ................................             88,903
                                                           ------------
     Total assets ..................................        576,274,976
                                                           ------------

LIABILITIES
   Dividends payable ...............................          1,454,104
   Due to PreservationPlus Income Portfolio ........          1,296,125
   Fund shares redeemed ............................             19,444
   Accrued expenses and other liabilities ..........            483,745
                                                           ------------
     Total liabilities .............................          3,253,418
                                                           ------------
   Net assets ......................................       $573,021,558
                                                           ============

NET ASSETS CONSIST OF:
   Paid-in capital .................................       $576,198,582
   Undistributed net investment income .............          1,926,590
   Accumulated net realized gain from
     investments, futures contracts and
     foreign currency transactions .................            432,471
   Net unrealized appreciation on investments, futures
     contracts and foreign currency contracts ......         24,676,593
   Unrealized depreciation on wrapper
     agreements ....................................        (30,212,678)
                                                           ------------
       Total net assets ............................       $573,021,558
                                                           ============
CLASS "A" SHARES
   Capital shares outstanding ......................         44,332,314
   Net assets ......................................       $443,275,828
   Net asset value per share .......................             $10.00
                                                           ============
   Offering price per share (net asset value
     divided by 96.5%) .............................             $10.36
                                                           ============
CLASS "B" SHARES
   Capital shares outstanding ......................          3,194,905
   Net assets ......................................        $31,944,256
   Net asset value per share .......................             $10.00
                                                           ============
CLASS "C" SHARES
   Capital shares outstanding ......................          9,781,147
   Net assets ......................................        $97,801,474
   Net asset value per share .......................             $10.00
                                                           ============
                             See accompanying notes.

--------------------------------------------------------------------------------
                                       3

        SECURITY CAPITAL PRESERVATION FUND
        STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED MARCH 31, 2003
(UNAUDITED)

INVESTMENT INCOME:
   Interest and dividends ..........................        $12,306,791
   Credit rate interest ............................            778,288
   Expenses allocated from PreservationPlus
     Income Portfolio(1)............................         (2,001,189)
                                                           ------------
   Income, net of expenses allocated
     from PreservationPlus Income Portfolio ........         11,083,890
                                                           ------------

EXPENSES:
   Administration and management services fees .....            727,851
   12b-1 distribution fees:
     Class A .......................................            500,771
     Class B .......................................             96,527
     Class C .......................................            189,005
   Registration fees ...............................             76,349
   Reports to shareholders .........................              3,200
   Transfer agent fees .............................            129,405
   Custodian fees ..................................              8,503
   Trustee fees ....................................              7,395
   Other fees ......................................             33,242
                                                            -----------
     Total expenses ................................          1,772,248
                                                            -----------
       Net investment income .......................          9,311,642
                                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)ON
  INVESTMENTS AND WRAPPER AGREEMENTS:
   Net realized gain/(loss) from:
     Investment transactions .......................          2,515,149
     Foreign currency transactions .................          1,145,449
     Futures transactions ..........................           (206,232)
                                                            -----------
   Net realized gain ...............................          3,454,366
                                                            -----------

   Net change in unrealized appreciation/depreciation on:
     Investments, foreign currency and
       futures contracts ...........................            961,801
     Wrapper agreements ............................         (4,416,167)
                                                            -----------
   Net unrealized loss .............................         (3,454,366)
                                                            -----------

   Net realized and unrealized gain (loss) on
     investments and wrapper agreements ............                 --
                                                            -----------
   Net increase in net assets from operations ......         $9,311,642
                                                            ===========

                             See accompanying notes.
--------------------------------------------------------------------------------
                                       4

        SECURITY CAPITAL PRESERVATION FUND
        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                                      MARCH 31, 2003 (UNAUDITED)        SEPTEMBER 30, 2002
                                                                      --------------------------      --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...........................................       $   9,311,642                $   15,823,781
   Net realized gain (loss) from investments,
     futures and foreign currency transactions .....................           3,454,366                     3,282,793
   Net change in unrealized appreciation/depreciation on
     investments, foreign currency and futures contracts ...........             961,801                    11,675,356
   Net change in unrealized appreciation/depreciation on
     wrapper agreements ............................................          (4,416,167)                 (14,958,149)
                                                                            ------------                  ------------
     Net increase in net assets resulting
         from operations ...........................................           9,311,642                    15,823,781
                                                                            ------------                  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A .......................................................          (7,501,862)                 (14,387,845)
     Class B .......................................................            (415,362)                    (415,488)
     Class C .......................................................          (1,311,701)                  (1,138,943)
     Class S .......................................................                  --                       (8,896)

   Net realized gain
     Class A .......................................................          (3,117,657)                           --
     Class B .......................................................            (198,350)                           --
     Class C .......................................................            (570,281)                           --
                                                                            ------------                  ------------
       Total distributions to shareholders .........................         (13,115,213)                 (15,951,172)
                                                                            ------------                  ------------

CAPITAL TRANSACTIONS IN SHARES
   OF BENEFICIAL INTEREST:
   Proceeds from sale of shares
     Class A .......................................................         174,139,298                   334,760,022
     Class B .......................................................          14,373,547                    19,385,335
     Class C .......................................................          49,860,275                    74,023,809
     Class S .......................................................                  --                       488,504
   Distributions reinvested
     Class A .......................................................           9,227,008                    14,170,605
     Class B .......................................................             508,223                       366,514
     Class C .......................................................           1,518,060                     1,048,316
     Class S .......................................................                  --                         8,444
   Cost of shares redeemed
     Class A .......................................................         (98,461,222)                (195,522,909)
     Class B .......................................................          (3,418,427)                  (2,103,199)
     Class C .......................................................          (8,733,076)                 (25,100,698)
     Class S .......................................................                  --                     (602,078)
                                                                            ------------                  ------------
   Net increase in net assets from capital
     transactions in shares of beneficial interest .................         139,013,686                   220,922,665
                                                                            ------------                  ------------
   Net increase in net assets ......................................         135,210,115                   220,795,274

NET ASSETS:
   Beginning of period .............................................         437,811,443                   217,016,169
                                                                            ------------                  ------------
   End of period ...................................................        $573,021,558                  $437,811,443
                                                                            ============                  =============

                            See accompanying notes.
--------------------------------------------------------------------------------
                                       5

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY CAPITAL PRESERVATION FUND (CLASS A SHARES)

                                                                     FISCAL PERIOD ENDED
                                                 ----------------------------------------------------------------------------------
                                                     3-31-03(d)     9-30-02     9-30-01      9-30-00   9-30-99 (a)
                                                     ----------     -------     -------      -------   -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .............      $10.00       $10.00       $10.00       $10.00       $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ...........................        0.19         0.48         0.60         0.65         0.22
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income ...........................       (0.19)       (0.48)       (0.60)       (0.65)       (0.22)
Realized Gains ..................................       (0.08)          --           --           --           --
Reverse Stock Split (e) .........................        0.08           --           --           --           --
                                                      -------      -------      -------      -------      -------
  Total Distributions ...........................       (0.19)       (0.48)       (0.60)       (0.65)       (0.22)
                                                      -------      -------      -------      -------      -------
NET ASSET VALUE END OF PERIOD ...................      $10.00       $10.00       $10.00       $10.00       $10.00
                                                      =======      =======      =======      =======      =======
TOTAL INVESTMENT RETURN (b) .....................       1.89%        4.94%        6.15%        6.65%        2.24%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ............    $443,276     $361,411     $208,117     $198,235      $25,261
Ratio of Net Investment Income
   to Average Net Assets ........................        3.75%        4.72%        6.00%        6.51%        6.16%
Ratio of Expenses to Average Net Assets (c) .....        1.47%        1.37%        1.20%        1.00%        1.26%
Ratio of Expenses to Average Net Assets
  Before Waivers (c) ............................        1.55%        1.50%        1.61%        1.64%        2.18%

SECURITY CAPITAL PRESERVATION FUND (CLASS B SHARES)

                                                                       FISCAL PERIOD ENDED
                                                ------------------------------------------------------------------------------------
                                                   3-31-03(d)      9-30-02      9-30-01      9-30-00    9-30-99 (a)
                                                   ----------      -------      -------      -------    -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .............      $10.00       $10.00       $10.00       $10.00       $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ...........................        0.16         0.43         0.55         0.60         0.20
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income ...........................       (0.16)       (0.43)       (0.55)       (0.60)       (0.20)
Realized Gains ..................................       (0.08)       --           --           --           --
Reverse Stock Split (e) .........................        0.08        --           --           --           --
                                                      -------      -------      -------      -------      -------
  Total Distributions ...........................       (0.16)       (0.43)       (0.55)       (0.60)       (0.20)
                                                      -------      -------      -------      -------      -------
NET ASSET VALUE END OF PERIOD ...................      $10.00       $10.00       $10.00       $10.00       $10.00
                                                      =======      =======      =======      =======      =======
TOTAL INVESTMENT RETURN (b) .....................        1.64%        4.42%        5.68%        6.12%        2.03%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ............     $31,944      $20,677       $3,033         $790         $324
Ratio of Net Investment Income
   to Average Net Assets ........................        3.23%        4.07%        5.44%        6.01%        5.27%
Ratio of Expenses to Average Net Assets (c) .....        1.97%        1.89%        1.63%        1.50%        1.89%
Ratio of Expenses to Average Net Assets
  Before Waivers (c) ............................        2.05%        2.02%        2.04%        2.14%        2.81%

                             See accompanying notes.
--------------------------------------------------------------------------------
                                       6

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY CAPITAL PRESERVATION FUND (CLASS C SHARES)

                                                                     FISCAL PERIOD ENDED
                                                 -----------------------------------------------------------------------------------
                                                   3-31-03(d)      9-30-02      9-30-01      9-30-00    9-30-99 (a)
                                                   ----------      -------      -------      -------    -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .............      $10.00       $10.00       $10.00       $10.00       $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ...........................        0.18         0.46         0.58         0.62         0.21
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income ...........................       (0.18)       (0.46)       (0.58)       (0.62)       (0.21)
Realized Gains ..................................       (0.08)       --           --           --           --
Reverse Stock Split (e) .........................        0.08        --           --           --           --
                                                      -------      -------      -------      -------      -------
  Total Distributions ...........................       (0.18)       (0.46)       (0.58)       (0.62)       (0.21)
                                                      -------      -------      -------      -------      -------
NET ASSET VALUE END OF PERIOD ...................      $10.00       $10.00       $10.00       $10.00       $10.00
                                                      =======      =======      =======      =======      =======
TOTAL INVESTMENT RETURN (b) .....................        1.76%        4.68%        5.93%        6.39%        2.12%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ............     $97,801      $55,723       $5,762       $1,697         $194
Ratio of Net Investment Income
   to Average Net Assets ........................        3.47%        4.32%        5.72%        6.26%        5.51%
Ratio of Expenses to Average Net Assets (c) .....        1.72%        1.67%        1.41%        1.25%        1.64%
Ratio of Expenses to Average Net Assets
  Before Waivers (c) ............................        1.80%        1.80%        1.82%        1.89%        2.56%


(a) Security Capital Preservation Fund Class A, B and C Shares were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Amounts presented are for the period May 3, 1999 through September 30, 1999. Percentage amounts, except for total return, have been annualized.


(b) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.

(c) Ratio of expenses to average net assets includes expenses of the PreservationPlus Income Portfolio.

(d) Unaudited figures for the six months ended March 31, 2003. Percentage amounts for the period, except total return, have been annualized.

(e)  See Note 5 in Notes to Financial Statements.



                            See accompanying notes.
--------------------------------------------------------------------------------
                                       7

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE I - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.   ORGANIZATION
     Security Capital Preservation Fund (the "Fund") seeks to provide investors with a high level of current income while seeking to maintain a stable net asset value ("NAV") per share. Security Income Fund is an open-end management investment company (mutual fund) registered under the Investment CompanyAct of 1940 (the "Act"). The Fund is a separate series of Security Income Fund and currently offers three classes of shares (the "Shares"). The Shares are offered exclusively to retirement accounts such as tax-sheltered annuity custodial accounts ("TSA Accounts"), individual retirement accounts ("IRAs"), and to employees investing through participant-directed employee benefit plans.The Fund began operations on May 3, 1999. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed. Class B and C shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within 5 years of acquisition for Class B shares and redemptions within 1 year of acquisition for Class C shares incur a contingent deferred sales charge.
     The Fund seeks to achieve its investment objective by investing substantially all of its assets in the PreservationPlus Income Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 2003, the Fund's investment was approximately 27.1% of the Portfolio.
     The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B.   VALUATION OF SECURITIES, SECURITY TRANSACTIONS AND RELATED INVESTMENT
INCOME
     Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
     The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.
     Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation change of the Wrapper Agreements.
C.   DISTRIBUTIONS
     It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.
D.   FEDERAL INCOME TAXES
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.
E.   OTHER
     Security Income Fund accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the funds are allocated among them on the basis of relative net assets.
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES
     The Fund has entered into an Administration and Services Agreement with Security Management Company, LLC ("SMC"). Under this agreement, SMC provides administrative functions and transfer agency services. This agreement provides for the Fund to pay SMC an administration fee, accrued daily and paid monthly, equal to .09% per year of the average daily net assets of the Fund. SMC is paid an annual fixed charge per account as well as transaction fees for shareholder activity and dividend payments.
     Under a Sub-Accounting Agreement between SMC and Bankers Trust Company, Bankers Trust has agreed to provide certain accounting services to the Fund, including the daily calculation of the Fund's NAV. The Sub-Accounting Agreement provides for SMC to pay Bankers Trust a fee, equal to $16,000 per year.
     Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides, among other things, feeder fund management and administrative services to the Fund which include monitoring the performance of the Portfolio, coordinating the Fund's relationship with the Portfolio, communicating with the Fund's Board of Trustees and shareholders regarding the Portfolio's performance and the Fund's two tier structure, and in general, assisting the Board of Trustees of the Fund in all aspects of the administration and operation of the Fund. For these

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

services, the Fund pays SMC a fee at the annual rate of .20% of its average daily net assets, calculated daily and payable monthly.
     Deutsche Asset Management, Inc. has contractually agreed to waive its fees and reimburse expenses of the Portfolio through January 31, 2010, to the extent necessary, to limit all expenses to .80% of the average daily net assets of the Portfolio. In addition, SMC has agreed to cap the annual expenses of the Fund at 1.50% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and 12b-1 fees.
     The Fund has adopted Distribution Plans related to the offering of Class A, B, and C shares pursuant to Rule 12b-1 of the Investment Company Act. The Plans provide for payments at an annual rate of 0.25% of the average daily net assets of Class A shares, 0.75% of the average daily net assets of Class B shares and 0.50% of the average daily net assets of Class C shares.
     Security Distributors, Inc. (SDl) is national distributor for the Fund. For the six months ended March 31, 2003, SDI received net underwriting commissions on sales of shares in the amount of $10,747.
     Certain officers and trustees of the Fund are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.

NOTE 3 - SHARES OF BENEFICIAL INTEREST
At March 31, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

Six Months Ended March 31, 2003

                   Shares             Shares         Shares             Reverse     Increase (Decrease)
                    Sold            Reinvested      Redeemed             Split            Shares
--------------------------------------------------------------------------------------------------------
   Class A       17,414,112          916,719       (9,839,193)         (311,766)        8,179,872
   Class B        1,437,404           49,195         (340,043)          (19,778)        1,126,778
   Class C        4,986,179          146,990         (868,432)          (56,904)        4,207,833

Year Ended September 30, 2002

                    Shares            Shares          Shares      Increase (Decrease)
                     Sold           Reinvested       Redeemed           Shares
----------------------------------------------------------------------------------------------
   Class A       33,476,000        1,417,061      (19,552,291)        15,340,770
   Class B        1,938,535           36,651         (210,320)         1,764,866
   Class C        7,402,379          104,832       (2,510,070)         4,997,141
   Class S1          48,851              844          (60,208)          (10,513)


(1) Class S shares are for the period October 1, 2001 to June 3, 2002.

NOTE 4 - FEDERAL TAX MATTERS

The tax character of distributions paid during the fiscal year ended September 30, 2002 was identical to those reported in the Statement of Changes in Net Assets except as follows:

       YEAR          ORDINARY INCOME         CAPITAL GAIN
---------------------------------------------------------
       2002            $15,951,172                $--

As of September 30, 2002, the components of accumulated earnings (deficit) on a tax basis were identical to those reported in the Statement of Assets and Liabilities except as follows:

   UNDISTRIBUTED      UNDISTRIBUTED                         ACCUMULATED         OTHER          UNREALIZED              TOTAL
     ORDINARY           LONG-TERM        ACCUMULATED        CAPITAL AND       TEMPORARY       APPRECIATION          ACCUMULATED
      INCOME              GAIN            EARNINGS         OTHER LOSSES      DIFFERENCES     (DEPRECIATION)     EARNINGS (DEFICIT)
      ------              ----            --------         ------------      -----------      -------------     ------------------
    $4,896,166          $267,740         $5,163,906         $(579,702)       $1,875,938       $(2,081,719)           $626,547

As of September 30, 2002, post-October capital losses that are deferred to the first day of the next fiscal year are $579,702.

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------

NOTE 5 - ADDITIONAL DISTRIBUTIONS
     In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.
     On December 11, 2002, the Fund declared a capital gain distribution of $0.08 per share and a corresponding reverse stock split of 0.992 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.

--------------------------------------------------------------------------------
                                       10

                        PRESERVATIONPLUS INCOME PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2003

        The following financial statements should be read in conjunction with the Fund's financial statements.


--------------------------------------------------------------------------------
                                       11

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
MARCH 31, 2003 (UNAUDITED)

        PRESERVATIONPLUS INCOME PORTFOLIO

                                         PRINCIPAL       MARKET
CORPORATE BONDS - 16.7%                   AMOUNT          VALUE
--------------------------------------------------------------------
CONSUMER DISCRETIONARY - 1.6%
Albertson's, Inc.:
   7.25%, 5/1/2013 ..............    $     75,000$       86,175
   7.5%, 2/15/2011 ..............       1,000,000     1,160,098
AOL Time Warner, Inc.,
   7.7%, 5/1/2032 ...............       2,500,000     2,677,435
Comcast Corp.,
   7.05%, 3/15/2033 .............       3,000,000     3,068,820
Costco Wholesale Corp.,
   5.5%, 3/15/2007 ..............       1,000,000     1,090,382
Cox Communications, Inc.,
   7.5%, 8/15/2004 ..............       1,000,000     1,066,997
Delphi Automotive Systems Corp.,
   6.5%, 5/1/2009 ...............       1,000,000     1,065,427
Federated Department Stores,
   6.9%, 4/1/2029 ...............       1,000,000     1,034,509
FPL Group Capital, Inc.,
   7.375%, 6/1/2009 .............       1,000,000     1,153,234
Fred Meyer, Inc.,
   7.45%, 3/1/2008 ..............       1,000,000     1,139,494
Gannett Co., Inc.,
   6.375%, 4/1/2012 .............         500,000       571,901
Home Depot, Inc.,
   5.375%, 4/1/2006 .............       1,025,000     1,115,611
Marriott International, Inc., Series B,
   6.875%, 11/15/2005 ...........       1,000,000     1,083,724
News America Holdings, Inc.,
   8.5%, 2/15/2005 ..............       1,000,000     1,107,909
News America, Inc.,
   6.55%, 3/15/2033 .............         500,000       481,583
Northwest Airlines Corp.,
   8.072%, 10/1/2019 ............         937,171       983,339
Target Corp.:
   5.375%, 6/15/2009 ............       1,000,000     1,078,816
   5.875%, 3/1/2012 .............       1,900,000     2,063,573
Viacom, Inc.:
   6.625%, 5/15/2011 ............       1,000,000     1,134,365
   7.7%, 7/30/2010 ..............       1,000,000     1,205,848
Wal-Mart Stores, Inc.:
   4.375%, 7/12/2007 ............       1,000,000     1,056,950
   5.45%, 8/1/2006 ..............       4,000,000     4,379,668
   6.55%, 8/10/2004 .............       1,000,000     1,067,467
   6.875%, 8/10/2009 ............       1,460,000     1,725,672
Walt Disney Co.:
   5.125%, 12/15/2003 ...........       1,000,000     1,025,301
   6.2%, 12/15/2003 .............         425,000       447,710
                                                    -----------
                                                     34,072,008
                                                    -----------
CONSUMER STAPLES - 1.5%
Anheuser-Busch Companies, Inc.:
   6.0%, 4/15/2011 ..............      $1,000,000  $  1,116,588
   7.5%, 3/15/2012 ..............       1,000,000     1,238,143
Archer-Daniels-Midland Co.,
   8.875%, 4/15/2011 ............       2,000,000     2,565,674
Campbell Soup Co.,
   5.5%, 3/15/2007 ..............       1,000,000     1,088,439
Coca-Cola Co., 4.0%, 6/1/2005 ...       1,000,000     1,049,999
Coca-Cola Enterprises, Inc.:
   5.25%, 5/15/2007 .............       1,000,000     1,084,876
   6.125%, 8/15/2011 ............       1,000,000     1,121,821
Colgate-Palmolive Co., Series E,
   5.98%, 4/25/2012 .............       2,000,000     2,222,924
ConAgra Foods, Inc.:
   6.75%, 9/15/2011 .............       1,000,000     1,125,244
   7.4%, 9/15/2004 ..............       1,000,000     1,073,333
Coors Brewing Co.,
   6.375%, 5/15/2012 ............       1,000,000     1,119,831
General Mills, Inc.,
   5.125%, 2/15/2007 ............       1,000,000     1,069,873
Gillette Co., 4.0%, 6/30/2005 ...       1,000,000     1,048,660
Kellogg Co., 6.6%, 4/1/2011 .....       1,000,000     1,139,697
Kraft Foods, Inc.:
   4.625%, 11/1/2006 ............       1,000,000     1,025,811
   6.25%, 6/1/2012 ..............       1,000,000     1,044,538
McDonald's Corp.,
   6.0%, 4/15/2011 ..............       1,000,000     1,088,222
Pepsi Bottling Holdings, Inc.,
   5.625%, 2/17/2009 ............       1,000,000     1,105,140
Procter & Gamble Co.:
   6.875%, 9/15/2009 ............       1,000,000     1,189,479
   8.5%, 8/10/2009 ..............       1,000,000     1,265,483
Safeway, Inc.:
   4.8%, 7/16/2007 ..............       1,000,000     1,037,200
   6.5%, 11/15/2008 .............         825,000       911,433
Tyson Foods, Inc.,
   7.25%, 10/1/2006 .............         750,000       802,382
Unilever Capital Corp.:
   6.875%, 11/1/2005 ............       1,000,000     1,117,847
   7.125%, 11/1/2010 ............       2,500,000     2,957,298
Wendy's International,
   6.25%, 11/15/2011 ............       1,000,000     1,099,800
                                                    -----------
                                                     32,709,735
                                                    -----------


                            See accompanying notes.
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
MARCH 31, 2003 (UNAUDITED)

        PRESERVATIONPLUS INCOME PORTFOLIO
                 (CONTINUED)

                                         PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)               AMOUNT         VALUE

ENERGY - 1.0%
Amerada Hess Corp.,
   6.65%, 8/15/2011 .............      $1,000,000  $  1,092,319
Anadarko Petroleum Corp.:
   5.375%, 3/1/2007 .............       1,230,000     1,327,063
   6.125%, 3/15/2012 ............       1,000,000     1,099,273
Atlantic Richfield Co.,
   10.875%, 7/15/2005 ...........       1,000,000     1,193,803
Conoco, Inc.:
   5.9%, 4/15/2004 ..............       1,000,000     1,044,833
   6.35%, 4/15/2009 .............       1,000,000     1,141,294
Devon Energy Corp.,
   7.95%, 4/15/2032 .............         750,000       904,730
FirstEnergy Corp., Series B,
   6.45%, 11/15/2011 ............       1,000,000     1,057,188
Florida Power & Light Co.,
   5.625%, 4/1/2034 .............       1,000,000       991,100
Kinder Morgan Energy Partners LP,
   6.75%, 3/15/2011 .............         500,000       554,091
Lasmo USA, Inc.,
   7.5%, 6/30/2006 ..............       2,000,000     2,279,828
Marathon Oil Corp.,
   5.375%, 6/1/2007 .............       1,000,000     1,059,248
Occidental Petroleum Corp.,
   7.375%, 11/15/2008 ...........       1,000,000     1,162,686
Pemex Project Funding Master Trust,
   7.375%, 12/15/2014 ...........       1,225,000     1,257,156
Phillips Petroleum Co.,
   8.5%, 5/25/2005 ..............       1,000,000     1,133,493
Tosco Corp., 7.625%, 5/15/2006          1,250,000     1,414,594
Transocean Sedco Forex, Inc.,
   7.5%, 4/15/2031 ..............         500,000       587,390
Union Oil Co., 7.2%, 5/15/2005 ..       1,000,000     1,095,630
Valero Energy Corp.,
   6.125%, 4/15/2007 ............       1,000,000     1,059,372
                                                     ----------
                                                     21,455,091
                                                     ----------
FINANCIALS - 7.8%
ABN Amro Bank NV:
   7.125%, 6/18/2007 ............         250,000       287,590
   7.25%, 5/31/2005 .............       1,000,000     1,106,635
Allstate Corp.:
   7.2%, 12/1/2009 ..............       1,000,000     1,167,503
   7.875%, 5/1/2005 .............       1,000,000     1,117,265
American Express Co.,
   6.875%, 11/1/2005 ............       1,000,000     1,114,532
American General Finance Corp.:
   4.5%, 11/15/2007 .............       5,000,000     5,203,450
   5.75%, 3/15/2007 .............         700,000       758,655
   5.875%, 12/15/2005 ...........       1,440,000     1,553,818
FINANCIALS -CONTINUED
Associates Corp. NA,
   8.55%, 7/15/2009 .............      $1,500,000  $  1,832,526
Avalonbay Communities,
   6.125%, 11/1/2012 ............       1,000,000     1,069,219
AXA Financial, Inc.,
   7.75%, 8/1/2010 ..............       1,000,000     1,158,816
Bank of America Corp.:
   5.875%, 2/15/2009 ............       1,000,000     1,119,463
   6.625%, 6/15/2004 ............       1,000,000     1,063,189
   7.125%, 9/15/2006 ............       1,000,000     1,137,041
   7.4%, 1/15/2011 ..............       4,000,000     4,765,560
Bank of New York Co., Inc.,
   7.3%, 12/1/2009 ..............       2,000,000     2,379,600
Bank One Corp.:
   5.9%, 11/15/2011 .............       4,500,000     4,928,351
   6.5%, 2/1/2006 ...............       1,000,000     1,111,436
   6.875%, 8/1/2006 .............       1,000,000     1,130,834
BankBoston NA,
   6.5%, 12/19/2007 .............       1,000,000     1,117,329
BB&T Corp., 4.75%, 10/1/2012 ....       1,000,000     1,015,650
Bear Stearns Co., Inc.,
   7.625%, 2/1/2005 .............       1,000,000     1,100,583
Boeing Capital Corp.:
   6.1%, 3/1/2011 ...............         350,000       358,692
   6.35%, 11/15/2007 ............       1,425,000     1,529,833
Caterpillar Financial Service Corp.:
   4.875%, 6/15/2007 ............       1,000,000     1,067,626
   6.875%, 8/1/2004 .............       1,750,000     1,869,520
Charter One Bank Financial, Inc.,
   6.375%, 5/15/2012 ............         915,000     1,008,090
Chubb Corp., 6.0%, 11/15/2011 ...         500,000       529,407
CIT Group, Inc., 7.75%, 4/2/2012.       1,000,000     1,118,825
Citigroup, Inc.:
   6.5%, 1/18/2011 ..............       5,000,000     5,709,780
   6.75%, 12/1/2005 .............       2,000,000     2,225,098
   7.25%, 10/1/2010 .............         500,000       592,387
CNA Financial Corp.,
   6.45%, 1/15/2008 .............       1,000,000     1,012,115
Commercial Credit Group, Inc.,
   6.5%, 8/1/2004 ...............       1,000,000     1,063,769
Corp. Andina De Fomento,
   6.875%, 3/15/2012 ............         315,000       324,844
Credit Suisse First Boston USA, Inc.,
   6.125%, 11/15/2011 ...........       1,500,000     1,572,180
EOP Operating LP:
   6.5%, 1/15/2004 ..............       1,000,000     1,033,798
   7.75%, 11/15/2007 ............         350,000       401,924
Everest Reins Holdings Co.,
   8.75%, 3/15/2010 .............       1,000,000     1,176,154

                             See accompanying notes.
--------------------------------------------------------------------------------
                                       13

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
MARCH 31, 2003 (UNAUDITED)
        PRESERVATIONPLUS INCOME PORTFOLIO
                   (CONTINUED)


                                         PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)               AMOUNT        VALUE
--------------------------------------------------------------------------------


FINANCIALS -CONTINUED
Fidelity National Financial,
   5.25%, 3/15/2013 .............      $1,000,000   $   979,557
Ford Motor Credit Co.:
   6.5%, 1/25/2007 ..............       9,000,000     8,674,983
   7.375%, 10/28/2009 ...........       1,000,000       945,448
General Electric Capital Corp.:
   4.25%, 1/28/2005 .............       2,000,000     2,092,698
   4.25%, 1/15/2008 .............       4,000,000     4,143,116
   4.625%, 9/15/2009 ............       1,500,000     1,561,265
   5.0%, 2/15/2007 ..............       2,825,000     3,024,530
   5.875%, 2/15/2012 ............       2,000,000     2,149,660
   6.75%, 9/11/2003 .............       1,000,000     1,024,119
   6.875%, 11/15/2010 ...........         800,000       924,241
   7.5%, 5/15/2005 ..............         500,000       557,507
General Motors Acceptance Corp.:
   6.125%, 8/28/2007 ............       5,000,000     5,127,540
   6.85%, 6/17/2004 .............       1,000,000     1,044,189
   7.625%, 6/15/2004 ............       1,000,000     1,050,790
   7.75%, 1/19/2010 ............        2,000,000     2,108,450
Golden West Financial Corp.,
   4.75%, 10/1/2012 .............       1,000,000     1,021,834
Goldman Sachs Group, Inc.:
   6.125%, 2/15/2033 ............       1,000,000     1,003,320
   6.6%, 1/15/2012 ..............       2,500,000     2,792,050
   6.875%, 1/15/2011 ............       1,000,000     1,140,162
   7.5%, 1/28/2005 ..............         150,000       164,212
H.J. Heinz Finance Co.,
   6.0%, 3/15/2012 ..............       1,000,000     1,104,053
Hartford Financial Services Group,
   4.7%, 9/1/2007 ...............       1,000,000     1,032,659
Heller Financial, Inc.,
   7.875%, 5/15/2003 ............       1,000,000     1,007,619
Household Finance Corp.:
   6.5%, 1/24/2006 ..............       1,000,000     1,089,026
   6.5%, 11/15/2008 .............       1,000,000     1,112,084
   7.0%, 5/15/2012 ..............       4,000,000     4,559,272
John Deere Capital Corp.:
   3.125%, 12/15/2005 ...........       4,000,000     4,092,160
   7.0%, 3/15/2012 ..............         450,000       520,886
John Hancock Financial Services, Inc.,
   5.625%, 12/1/2008 ............       1,000,000     1,074,587
JP Morgan Chase & Co.:
   5.35%, 3/1/2007 ..............       1,000,000     1,074,726
   6.0%, 1/15/2009 ..............       1,000,000     1,080,199
KFW International Finance, Inc.:
   2.5%, 10/17/2005 .............       2,000,000     2,026,596
   4.75%, 1/24/2007 .............       2,000,000     2,149,932
FINANCIALS -CONTINUED
LB Baden-Wuerttemberg,
   6.35%, 4/1/2012 ..............      $1,500,000    $1,703,376
Lehman Brothers Holdings, Inc.:
   7.0%, 2/1/2008 ...............         859,000       986,076
   7.25%, 10/15/2003 ............          50,000        51,581
   7.75%, 1/15/2005 .............         410,000       449,948
   7.875%, 11/1/2009 ............         200,000       237,754
   8.25%, 6/15/2007 .............         775,000       917,829
Mellon Bank NA,
   7.625%, 9/15/2007 ............       1,000,000     1,176,499
Merrill Lynch & Co., Inc.,
   6.0%, 2/17/2009 ..............       1,000,000     1,107,907
MetLife, Inc., 6.125%, 12/1/2011.       1,000,000     1,091,924
Morgan Stanley Dean Witter & Co.:
   6.6%, 4/1/2012 ...............       1,000,000     1,116,279
   7.0%, 10/1/2013 ..............       1,600,000     1,836,238
National City Bank of Indiana,
   4.875%, 7/20/2007 ............       1,500,000     1,592,438
NationsBank Corp.,
   9.5%, 6/1/2004 ...............       1,000,000     1,090,749
Nationwide Financial Services,
   5.9%, 7/1/2012 ...............       1,450,000     1,523,615
Paine Webber Group, Inc.,
   6.375%, 5/15/2004 ............       1,000,000     1,054,306
Pemex Project Funding Master Trust:
   7.875%, 2/1/2009 .............       1,000,000     1,101,250
   8.625%, 2/1/2022 .............         636,000       670,980
PNC Funding Corp.,
   6.875%, 7/15/2007 ............       1,000,000     1,124,969
Simon Property Group LP,
   5.45%, 3/15/2013 .............       1,000,000       993,950
Suntrust Banks, Inc.:
   6.375%, 4/1/2011 .............       1,000,000     1,129,733
   7.75%, 5/1/2010 ..............       1,135,000     1,382,885
Textron Financial Corp.:
   5.875%, 6/1/2007 .............       2,830,000     2,966,477
   6.0%, 11/20/2009 .............       1,500,000     1,594,191
Toronto Dominion Bank,
   6.45%, 1/15/2009 .............       1,500,000     1,684,587
Travelers Property Casualty,
   6.375%, 3/15/2033 ............       1,000,000       988,737
US Bancorp., 5.1%, 7/15/2007 ....       1,000,000     1,078,820
US Bank National Association,
   6.3%, 2/4/2014 ...............       1,000,000     1,137,895
Verizon Global Funding Corp.,
   6.75%, 12/1/2005 .............       1,000,000     1,108,715


                            See accompanying notes.
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
MARCH 31, 2003 (UNAUDITED)
        PRESERVATIONPLUS INCOME PORTFOLIO
                   (CONTINUED)


                                         PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)               AMOUNT        VALUE
--------------------------------------------------------------------------------

FINANCIALS -CONTINUED
Wachovia Corp.:
   6.625%, 6/15/2004 ............      $1,000,000$    1,062,230
   7.5%, 7/15/2006 ..............       1,000,000     1,150,371
Washington Mutual Finance,
   7.375%, 9/1/2004 .............       1,000,000     1,078,239
Wells Fargo & Co.:
   5.125%, 2/15/2007 ............       3,000,000     3,238,047
   7.25%, 8/24/2005 .............       1,000,000     1,124,316
WestDeutsche Landesbank,
   6.05%, 1/15/2009 .............       1,000,000     1,118,146
                                                    -----------
                                                    164,957,614
                                                    -----------
HEALTH CARE - 0.4%
Abbott Laboratories:
   5.125%, 7/1/2004 .............       1,000,000     1,045,888
   5.625%, 7/1/2006 .............       1,000,000     1,098,003
American Home Products Corp.,
   7.9%, 2/15/2005 ..............       1,000,000     1,102,259
Bristol-Myers Squibb,
   5.75%, 10/1/2011 .............       1,000,000     1,072,840
Eli Lilly & Co.:
   4.5%, 3/15/2018 ..............       1,000,000       975,394
   6.0%, 3/15/2012 ..............       1,000,000     1,122,105
Wyeth, 6.7%, 3/15/2011 ..........       1,000,000     1,132,182
                                                    -----------
                                                      7,548,671
                                                    -----------
INDUSTRIALS - 1.4%
Burlington North Santa Fe:
   5.9%, 7/1/2012 ...............       1,000,000     1,088,275
   7.875%, 4/15/2007 ............       1,000,000     1,162,405
Caterpillar, Inc.,
   9.375%, 8/15/2011 ............       1,000,000     1,329,244
Cendant Corp., 6.25%, 1/15/2008 .         750,000       773,586
ChevronTexaco Capital Co.,
   3.5%, 9/17/2007 ..............       2,000,000     2,041,280
CSX Corp., 7.45%, 5/1/2007 ......       1,100,000     1,257,447
Daimler-Chrysler NA:
   7.125%, 4/10/2003 ............       1,000,000     1,001,096
   7.4%, 1/20/2005 ..............       1,200,000     1,294,170
Deere & Co., 7.85%, 5/15/2010 ...       1,000,000     1,195,898
Delta Air Lines, Inc., Series 02-1,
   6.417%, 7/2/2012 .............       2,420,000     2,491,294
Emerson Electrical Co.,
   7.875%, 6/1/2005 .............       2,000,000     2,239,754
FedEx Corp., 9.65%, 6/15/2012 ...       1,000,000     1,324,583
Hertz Corp., 7.0%, 7/1/2004 .....         850,000       864,309
Honeywell International, Inc.,
   7.5%, 3/1/2010 ...............       1,000,000     1,195,254
INDUSTRIALS (CONTINUED)
Lockheed Martin Corp.:
   7.25%, 5/15/2006 .............      $1,137,000  $  1,286,902
   8.5%, 12/1/2029 ..............         500,000       654,593
Norfolk Southern Corp.,
   6.2%, 4/15/2009 ..............         950,000     1,062,958
Northrop Grumman Corp.,
   7.0%, 3/1/2006 ...............       1,000,000     1,114,279
Pitney Bowes, Inc.,
   5.95%, 2/1/2005 ..............       1,000,000     1,068,047
Raytheon Co.,
   7.0%, 11/1/2028 ..............       1,000,000     1,072,325
Union Pacific Corp.,
   7.25%, 11/1/2008 .............       1,000,000     1,169,092
United Technologies Corp.:
   6.1%, 5/15/2012 ..............       1,000,000     1,121,792
   7.125%, 11/15/2010 ...........       1,000,000     1,183,980
                                                    -----------
                                                     28,992,563
                                                    -----------
INFORMATION TECHNOLOGY - 0.2% Hewlett-Packard Co.,
   5.75%, 12/15/2006 ............       1,000,000     1,082,947
IBM Corp., 4.875%, 10/1/2006 ....       1,000,000     1,074,702
Motorola, Inc.,
   7.625%, 11/15/2010 ...........       1,000,000     1,075,000
                                                    -----------
                                                      3,232,649
                                                    -----------
MATERIALS - 0.4%
Alcoa, Inc., 6.0%, 1/15/2012 ....       1,000,000     1,087,336
Dow Chemical Co.:
   5.75%, 11/15/2009 ............       1,000,000     1,027,164
   7.0%, 8/15/2005 ..............       1,000,000     1,080,834
E.I. du Pont de Nemours,
   6.875%, 10/15/2009 ...........       1,000,000     1,180,890
International Flavors & Fragrance, Inc.,
   6.45%, 5/15/2006 .............       1,000,000     1,082,220
International Paper Co.,
   5.3%, 4/1/2015 ...............       1,000,000       994,691
Meadwestvaco Corp.,
   6.8%, 11/15/2032 .............         500,000       518,216
Weyerhaeuser Co.:
   5.5%, 3/15/2005 ..............       1,000,000     1,052,633
   7.375, 3/15/2032 .............       1,000,000     1,092,619
                                                    -----------
                                                      9,116,603
                                                    -----------


                            See accompanying notes.
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
MARCH 31, 2003 (UNAUDITED)
        PRESERVATIONPLUS INCOME PORTFOLIO
                   (CONTINUED)


                                         PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)               AMOUNT        VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES - 1.1%
AT&T Wireless Services, Inc.:
   7.5%, 5/1/2007 ...............      $3,000,000  $  3,332,790
   7.875%, 3/1/2011 .............       1,000,000     1,118,452
Bell South Corp.,
   6.0%, 10/15/2011 .............       2,000,000     2,228,140
Cingular Wireless,
   6.5%, 12/15/2011 .............       1,000,000     1,081,230
Clear Channel Communications, Inc.,
   7.25%, 9/15/2003 .............       1,000,000     1,021,211
GTE California, Inc.,
   5.5%, 1/15/2009 ..............       1,000,000     1,071,540
SBC Communications, Inc.:
   5.75%, 5/2/2006 ..............       1,000,000     1,092,837
   5.875%, 2/1/2012 .............       1,000,000     1,089,836
   6.25%, 3/15/2011 .............       2,000,000     2,225,620
Sprint Capital Corp.,
   6.875%, 11/15/2028 ...........       1,000,000       875,000
Verizon New York, Inc.,
   6.875%, 4/1/2012 .............       5,000,000     5,721,955
Verizon Wireless, Inc.,
   5.375%, 12/15/2006 ...........       2,500,000     2,672,418
                                                    -----------
                                                     23,531,029
                                                    -----------
UTILITIES - 1.3%
Alabama Power Co.,
   5.5%, 10/15/2017 .............         200,000       211,513
Arizona Public Service,
   6.5%, 3/1/2012 ...............       1,000,000     1,094,074
Consolidated Edison Co. of New York,
   Inc., Series B,
   7.5%, 9/1/2010 ...............       1,385,000     1,655,211
Consolidated Natural Gas Corp.,
   7.25%, 10/1/2004 .............       1,000,000     1,077,661
Constellation Energy Group, Inc.:
   6.35%, 4/1/2007 ..............       1,000,000     1,092,130
   7.0%, 4/1/2012 ...............       1,000,000     1,124,184
Dominion Resources, Inc.:
   5.125%, 12/15/2009 ...........       3,000,000     3,101,607
   6.3%, 3/15/2033 ..............       1,000,000       988,275
DTE Energy Co., 6.45%, 6/1/2006 .       1,000,000     1,089,341
Exelon Generation Co. LLC,
   6.95%, 6/15/2011 .............       1,000,000     1,115,308
FPL Group Capital, Inc.,
   7.625%, 9/15/2006 ............         500,000       570,064
Kansas City Power & Light Co.,
   Series B, 6.0%, 3/15/2007 ....       1,000,000     1,074,549
KeySpan Corp.:
   7.875%, 2/1/2010 .............         750,000       909,939
   8.0%, 11/15/2030 .............         400,000       517,859
UTILITIES (CONTINUED)
Niagara Mohawk Power Corp.,
   Series G, 7.75%, 10/1/2008 ...      $1,000,000$    1,183,279
PP&L Capital Funding, Inc.,
   8.375%, 6/15/2007 ............       1,000,000     1,139,303
Progress Energy, Inc.:
   6.75%, 3/1/2006 ..............         335,000       366,417
   6.85%, 4/15/2012 .............         940,000     1,046,853
PSE&G Power LLC,
   7.75%, 4/15/2011 .............       1,000,000     1,153,409
Sempra Energy, 7.95%, 3/1/2010 ..       1,000,000     1,163,355
South Carolina Electric & Gas,
   7.5%, 6/15/2005 ..............       1,000,000     1,113,044
Southern Co. Capital Funding,
   5.3%, 2/1/2007 ...............       1,000,000     1,064,018
TXU Energy Co.,
   6.125%, 3/15/2008 ............       1,500,000     1,534,166
Virginia Electric & Power, Series A,
   5.375%, 2/1/2007 .............       1,000,000     1,074,847
Wisconsin Energy Corp.,
   6.2%, 4/1/2033 ...............         280,000       282,366
                                                    -----------
                                                     26,742,772
                                                    -----------
   Total Corporate Bonds (Cost $331,574,268) ....   352,358,735
                                                    -----------

FOREIGN BONDS -- US$ DENOMINATED - 3.7%
---------------------------------------
Abbey National PLC,
   6.69%, 10/17/2005 ............       2,000,000     2,202,526
African Development Bank,
   3.25%, 7/29/2005 .............       3,000,000     3,080,427
Alcan, Inc., 4.875%, 9/15/2012 ..       1,000,000     1,019,323
Asian Development Bank,
   4.875%, 2/5/2007 .............       2,000,000     2,154,444
Bank of Tokyo - Mitsubishi,
   8.4%, 4/15/2010 ..............       1,000,000     1,205,892
Barclays Bank PLC,
   7.4%, 12/15/2009 .............       1,000,000     1,199,441
BP Capital Markets PLC,
   4.0%, 4/29/2005 ..............       1,000,000     1,044,319
British Columbia,
   5.375%, 10/29/2008 ...........       2,000,000     2,217,014
British Telecommunications PLC:
   7.875%, 12/15/2005 ...........       1,000,000     1,133,345
   8.125%, 12/15/2010 ...........       1,000,000     1,214,605
Burlington Resources Finance:
   5.6%, 12/1/2006 ..............       1,000,000     1,092,590
   6.68%, 2/15/2011 .............       1,000,000     1,133,033


                            See accompanying notes.
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
MARCH 31, 2003 (UNAUDITED)
        PRESERVATIONPLUS INCOME PORTFOLIO
                   (CONTINUED)



FOREIGN BONDS                           PRINCIPAL      MARKET
US$ DENOMINATED (CONTINUED)              AMOUNT         VALUE
--------------------------------------------------------------------------------


Canadian Government:
   5.25%, 11/5/2008 .............      $2,000,000    $2,230,890
   6.375%, 11/30/2004 ...........       1,000,000     1,080,954
   6.75%, 8/28/2006 ..............      1,000,000     1,141,834
Canadian National Resources,
   5.45%, 10/1/2012 .............       1,500,000     1,561,688
Corp. Andina De Fomento,
   7.75%, 3/1/2004 ..............       1,000,000     1,035,907
Deutsche Telekom International Finance,
   7.75%, 6/15/2005 .............       1,000,000     1,101,511
Dow Capital BV, 9.2%, 6/1/2010 ..         800,000       965,390
European Investment Bank:
   4.0%, 3/15/2005 ..............       2,000,000     2,089,144
   4.0%, 8/30/2005 ..............       1,000,000     1,048,889
   4.625%, 3/1/2007 .............       1,000,000     1,072,168
Export Development Corp. of Canada,
   4.0%, 8/1/2007 ...............       2,000,000     2,087,070
Financement Quebec,
   5.0%, 10/25/2012 .............       1,000,000     1,040,605
France Telecom,
   9.25%, 3/1/2011 ..............       1,000,000     1,202,030
HSBC Holding PLC,
   7.5%, 7/15/2009 ..............       1,000,000     1,193,265
Hydro -Quebec, 8.0%, 2/1/2013 ...       1,000,000     1,284,364
Inter-American Development Bank:
   4.0%, 1/18/2005 ..............       1,000,000     1,041,648
   6.375%, 10/22/2007 ...........       1,000,000     1,146,836
   6.5%, 10/20/2004 .............       1,000,000     1,076,700
   8.4%, 9/1/2009 ...............         828,000     1,051,611
Kingdom of Spain,
   7.0%, 7/19/2005 ..............       3,000,000     3,326,265
Korea Development Bank,
   5.25%, 11/16/2006 ............       1,000,000     1,041,760
Midland Bank PLC,
   6.95%, 3/15/2011 .............       1,000,000     1,141,369
National Australia Bank, Series A,
   8.6%, 5/19/2010 ..............       1,000,000     1,267,995
Ontario Electricity Financial Corp.:
   6.1%, 1/30/2008 ..............         750,000       854,006
   7.45%, 3/31/2013 .............         500,000       632,755
Province of Manitoba,
   7.5%, 2/22/2010 ..............       2,000,000     2,472,830
Province of Nova Scotia,
   5.75%, 2/27/2012 .............       3,000,000     3,336,786
Province of Ontario:
   4.2%, 6/30/2005 ..............       1,625,000     1,707,813
   5.5%, 10/1/2008 ..............       1,000,000     1,112,860
Province of Quebec:
   5.75%, 2/15/2009 .............      $1,000,000  $  1,114,670
   7.0%, 1/30/2007 ..............       1,000,000     1,152,428
Province of Saskatchewan,
   7.375%, 7/15/2013 ............       1,000,000     1,260,637
Republic of Italy:
   3.625%, 9/14/2007 ............       1,000,000     1,030,520
   5.375%, 6/15/2033 ............       1,000,000     1,001,290
Republic of Korea,
   8.875%, 4/15/2008 ............       1,000,000     1,201,300
Santander Financial Issuances,
   6.8%, 7/15/2005 ..............       1,500,000     1,615,922
The International Bank
   for Reconstruction and Development:
   4.75%, 4/30/2004 .............       2,000,000     2,074,536
   5.0%, 3/28/2006 ..............       1,000,000     1,081,668
   6.625%, 8/21/2006 ............       1,000,000     1,133,411
United Mexican States:
   6.375%, 1/16/2013 ............       2,000,000     2,000,000
   8.3%, 8/15/2031 ..............       1,000,000     1,076,250
   8.5%, 2/1/2006 ...............       2,000,000     2,310,000
Vodafone Group PLC,
   7.75%, 2/15/2010 .............       1,000,000     1,196,408
                                                    -----------
   Total Foreign Bonds -- US$ Denominated
      (Cost $ 74,647,511) .......                    79,292,942
                                                    -----------

ASSET-BACKED - 18.7%
AUTOMOBILE RECEIVABLES - 5.6%
Aesop Funding II LLC:
   "A1", Series 2002-1A,
      3.85%, 10/20/2006 .........       7,560,000     7,810,847
   "A", Series 1998-1,
      6.14%, 5/20/2006 ..........       9,940,000    10,678,943
Americredit Automobile Receivables Trust:
   "A4A", Series 2002-EM,
      3.67%, 6/8/2009 ...........       8,590,000     8,748,419
   "A4", Series 2002-A,
      4.61%, 1/12/2009 ..........       3,400,000     3,543,508
   "B", Series 2002-1,
      5.28%, 4/9/2007 ...........       3,080,000     3,101,784
BMW Vehicle Owner Trust "A3",
   Series 2002-A,
      3.8%, 5/25/2006 ...........       3,580,000     3,674,852

                            See accompanying notes.
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
MARCH 31, 2003 (UNAUDITED)
        PRESERVATIONPLUS INCOME PORTFOLIO
                   (CONTINUED)



                                      PRINCIPAL        MARKET
ASSET-BACKED (CONTINUED)                AMOUNT          VALUE
--------------------------------------------------------------------------------

AUTOMOBILE RECEIVABLES (CONTINUED)
Capital Auto Receivables Asset Trust:
   "CTFS", Series 2002-4,
      2.62%, 3/17/2008 ..........      $4,870,000    $4,920,920
   "A4", Series 2002-4,
      2.64%, 3/17/2008 ..........       4,870,000     4,918,345
   "A4", Series 2002-1,
      4.16%, 7/16/2007 ..........       3,100,000     3,230,278
   "CTFS", Series 2002-2,
      4.18%, 10/15/2007 .........         870,098       891,481
Capital One Prime Auto Receivables
   Trust "A4", Series 2003-1,
      2.59%, 9/15/2009 ..........       9,540,000     9,538,509
Ford Credit Auto Owner Trust:
   "A4A", Series 2003-A,
      2.7%, 6/15/2007 ...........       3,528,000     3,571,756
   "C", Series 2002-D,
      4.4%, 5/15/2007 ...........       2,640,000     2,678,836
   "B", Series 2002-A,
      4.79%, 11/15/2006 .........       2,750,000     2,869,318
   "C", Series 2002-C,
      4.81%, 3/15/2007 ..........         660,000       680,271
   "B", Series 2001-D,
      5.01%, 3/15/2006 ..........         570,000       593,211
Franklin Auto Trust:
   "A4", Series 2002-1,
      4.51%, 2/22/2010 ..........       6,300,000     6,675,643
   "A4", Series 2001-2,
      4.55%, 7/20/2009 ..........       2,740,000     2,866,233
Honda Auto Receivables Owner Trust
   "A4", Series 2002-2,
      4.49%, 9/17/2007 ..........       6,000,000     6,323,777
Hyundai Auto Receivables Trust
   "C", Series 2002-A,
      3.91%, 2/16/2009 ..........       1,490,000     1,509,413
MMCA Automobile Trust:
   "A3", Series 2002-3,
      2.97%, 3/15/2007 ..........       4,050,000     4,084,486
   "B", Series 2001-2,
      5.75%, 6/15/2007 ..........         282,128       287,701
National City Auto Receivables Trust
   "A4", Series 2002-A,
      4.83%, 8/15/2009 ..........       3,640,000     3,861,152
Navistar Financial Corp. Owner Trust
   "A4", Series 2002-A,
      4.76%, 4/15/2009 ..........       4,200,000     4,425,675
SSB RV Trust "A5", Series 2001-1,
   6.3%, 4/15/2016 ..............       5,000,000     5,365,032
AUTOMOBILE RECEIVABLES (CONTINUED)
Toyota Auto Receivables Owner Trust
   "A4", Series 2002-B,
      4.39%, 5/15/2009 ..........      $2,000,000$    2,106,563
Union Acceptance Corp.:
   "A4", Series 2002-A,
      4.59%, 7/8/2008 ..........        3,600,000     3,772,162
   "A4", Series 2000-D,
      6.89%, 4/9/2007 ...........       3,830,000     4,067,984
World Omni Auto Receivables Trust
   "B", Series 2002-A,
      3.75%, 7/15/2009 ..........         876,321       886,367
                                                    -----------
                                                    117,683,466
                                                    -----------
CREDIT CARD RECEIVABLES - 6.3%
American Express Master Trust
   "A", Series 1994-3,
      7.85%, 8/15/2005 ..........      10,000,000    10,897,923
Bank One Issuance Trust
   "C3", Series 2002-C3,
      3.76%, 12/15/2005 .........       6,324,000     6,418,302
Capital One Master Trust:
   "B", Series 2002-3A,
      4.55%, 2/15/2008 ..........       1,250,000     1,292,191
   "C", Series 1999-1,
      6.6%, 7/16/2007 ...........       5,460,000     5,690,296
   "C", Series 2000-3,
      7.9%, 10/15/2010 ..........       7,350,000     7,689,938
   "A", Series 2000-2,
      7.2%, 8/15/2008 ...........       1,210,000     1,314,406
Chase Credit Card Master Trust
   "A", Series 2001-4,
      5.5%, 11/17/2008 ..........       1,365,000     1,489,473
Chemical Master Credit Card Trust
   "A", Series 1996-3,
      7.09%, 2/15/2009 ..........       7,190,000     7,392,682
Citibank Credit Card Issuance Trust:
   "C2", Series 2002-C2,
      6.95%, 2/18/2014 ..........       1,620,000     1,754,760
   "C1", Series 2000-C1,
      7.45%, 9/15/2007 ..........       3,500,000     3,843,794
Citibank Credit Card Master Trust I:
   "A", Series 1999-2,
      5.875%, 3/10/2011 .........       2,600,000     2,891,565
   "B", Series 1999-2,
      6.15%, 3/10/2011 ..........       5,130,000     5,674,407


                            See accompanying notes.
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
MARCH 31, 2003 (UNAUDITED)

    PRESERVATIONPLUS INCOME PORTFOLIO
               (CONTINUED)


                                               PRINCIPAL       MARKET
ASSET-BACKED (CONTINUED)                        AMOUNT          VALUE
-------------------------------------------------------------------------------
ASSET-BACKED (CONTINUED)
Discover Card Master Trust:
   "A", Series 2002-2,
      5.15%, 10/15/2009...................   $5,940,000     $  6,423,625
   "A", Series 2001-6,
      5.75%, 12/15/2008...................    2,770,000        3,037,443
   "A", Series 1996-3,
      6.05%, 8/18/2008....................    3,710,000        4,070,305
First USA Credit Card Master Trust:
   "C", Series 1998-6,
      6.16%, 4/18/2011....................    1,000,000        1,069,531
   "C", Series 1998-2,
      6.8%, 2/18/2011.....................    3,790,000        4,152,123
Fleet Credit Card Master Trust II
   "A", Series 2001-B,
      5.6%, 12/15/2008....................    8,860,000        9,369,475
Household Affinity Credit Card Master Note
   "B", Series 2003-2,
      2.51%, 2/15/2008....................    6,261,000        6,246,721
Household Private Label Credit Card
   "A", Series 2002-1,
      5.5%, 1/18/2011.....................    3,800,000        4,120,515
MBNA Credit Card Master Note Trust:
   "B1", Series 2002-B1,
      5.15%, 7/15/2009....................      700,000          748,730
   "C3", Series 2001-C3,
      6.55%, 12/15/2008...................    4,500,000        4,889,156
   "A", Series 1999-J,
      7.0%, 2/15/2012.....................   10,000,000       11,568,890
Nordstrom Private Label Credit Card Master
   "A", Series 2001-1A,
      4.82%, 4/15/2010....................    2,000,000        2,123,694
Pass-Through Amortizing Credit Card Trust
   "A1FX", Series 2002-1A,
      4.096%, 6/18/2012...................    4,860,055        5,019,305
Prime Credit Card Master Trust
   "A", Series 2000-1,
      6.7%, 10/15/2009....................    1,000,000        1,090,249
Providian Master Trust:
   "C", Series 1999-1,
      7.35%, 1/15/2009....................   10,000,000       10,490,091
   "A", Series 2000-1,
      7.49%, 8/17/2009....................    1,320,000        1,395,172
Sears Credit Account Master Trust
   "A", Series 1999-1,
      5.65%, 3/17/2009....................    2,000,000        2,083,001
                                                            ------------
                                                             134,247,763
                                                            ------------
HOME EQUITY LOANS - 1.5%
Countrywide Asset-Backed Certificates
   "A3", Series 2002-S1,
      5.877%, 11/25/2016..................   $4,050,000     $  4,201,271
First Alliance Mortgage Loan Trust
   "A1", Series 1999-2 A3,
      7.52%, 3/20/2031....................    1,723,712        1,813,398
First Union - Lehman Brothers
   Commercial Mortgage "A3",
      Series 1997-C2,
      6.65%, 11/18/2029...................   15,760,000       17,666,192
Irwin Home Equity
   "2A3", Series 2001-2,
      4.85%, 12/25/2014...................    2,000,000        2,043,786
Residential Funding Mortgage Securities I
   "A3", Series 2002-HI1,
      5.03%, 1/25/2014....................    3,000,000        3,045,858
WFS Financial Owner Trust
   "A4A", Series 2002-1,
   4.87%, 9/20/2009.......................    2,480,000        2,637,137
                                                             -----------
                                                              31,407,642
                                                             -----------
MANUFACTURED HOUSING RECEIVABLES - 1.0%
Green Tree Financial Corp.
   "A5", Series 1994-1,
      7.65%, 4/15/2019....................    4,536,890        4,810,530
Lehman ABS Manufactured
   Housing Contract
   "A6", Series 2001-B,
   6.467%, 8/15/2028......................    4,680,000        4,484,044
Oakwood Mortgage Investors, Inc.:
   "A2", Series 2002-A,
      5.01%, 3/15/2020....................    2,910,000        2,984,054
   "A2", Series 2001-E,
      5.05%, 11/15/2019                       1,840,000        1,887,579
Vanderbilt Acquisition Loan Trust
   "A3", Series 2002-1,
      5.7%, 9/7/2023......................    6,300,000        6,569,212
                                                             -----------
                                                              20,735,419
                                                             -----------
MISCELLANEOUS - 4.3%
California Infrastructure:
   "A6", Series 1997-1,
      6.38%, 9/25/2008....................    1,850,000        2,017,402
   "A7", Series 1997-1,
      6.42%, 9/25/2008....................    4,610,000        5,009,382
   "A7", Series 1997-1,
      6.42%, 12/26/2009...................    2,000,000        2,251,618
   "A8", Series 1997-1,
      6.48%, 12/26/2009...................    4,100,000        4,632,768

                          See accompanying notes.
-------------------------------------------------------------------------------
                                   19

SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
MARCH 31, 2003 (UNAUDITED)

    PRESERVATIONPLUS INCOME PORTFOLIO
               (CONTINUED)


                                               PRINCIPAL       MARKET
ASSET-BACKED (CONTINUED)                        AMOUNT         VALUE
-------------------------------------------------------------------------------
MISCELLANEOUS (CONTINUED)
Caterpillar Financial Asset Trust:
   "A3", Series 2002-A,
      3.15%, 2/25/2008....................   $7,560,000    $  7,682,246
   "B", Series 2002-A,
      4.03%, 5/26/2008....................      540,000         547,218
Chase Funding Mortgage Loan
   "IA3", Series 2000-1,
      7.674%, 10/25/2019..................    1,152,614       1,165,776
Citibank Credit Card Issuance Trust
   "A1", Series 2002-A1,
      4.95%, 2/9/2009.....................    2,220,000       2,387,032
Conseco Finance:
   "A3", Series 2001-D,
      4.67%, 11/15/2032...................    2,000,000       2,022,036
   "A4", Series 2002-A,
      6.32%, 4/15/2032....................    3,300,000       3,456,180
Consumers Funding LLC
   "A4", Series 2001-1,
      4.98%, 4/20/2012....................    5,000,000       5,363,778
Detroit Edison Securitization
   "A3", Series 2001-1,
      5.875%, 3/1/2010....................    5,490,000       6,077,098
Discover Card Master Trust I
   "A", Series 2000-9,
      6.35%, 7/15/2008....................    1,870,000       2,062,241
DVI Receivables Corp.
   "A3", Series 2001-2,
      3.52%, 7/11/2005....................    2,346,338       2,368,169
Illinois Power Special Purpose Trust
   "A7", Series 1998-1,
      5.65%, 12/25/2010...................    1,800,000       1,982,026
Merrill Lynch Mortgage Investors, Inc.
   "A3", Series 1996-C2,
      6.96%, 11/21/2028...................   10,600,000      11,644,965
PECO Energy Transition Trust:
   "A1", Series 2001-A,
      6.52%, 12/31/2010...................    5,000,000       5,744,907
   "A3", Series 2000-A,
      7.625%, 3/1/2010....................    7,600,000       9,064,291
PP&L Transition Bond Co. LLC
   "A7", Series 1999-1,
      7.05%, 6/25/2009....................    1,140,000       1,299,961
Public Service New Hampshire Funding LLC:
   "A2", Series 2001-1,
      5.73%, 11/1/2010....................    2,050,000       2,243,004
   "A3", Series 2001-1,
      6.48%, 5/1/2015.....................    5,000,000       5,766,031
Vanderbilt Mortgage Finance
   "A3", Series 2002-A,
      5.58%, 3/7/2018.....................      930,000         960,163
West Penn Funding LLC
   "A3", Series 1999-A,
      6.81%, 9/25/2008....................    5,000,000       5,467,074
                                                            -----------
                                                             91,215,366
                                                            -----------
   Total Asset-Backed
      (Cost $ 385,493,488) ...............                  395,289,656
                                                            -----------

US TREASURY OBLIGATIONS - 11.1%
-------------------------------
US Treasury Bond:
   5.375%, 2/15/2031......................    5,877,000       6,357,263
   8.125%, 8/15/2019......................   10,985,000      15,330,512
   8.875%, 2/15/2019......................      450,000         665,824
   9.125%, 5/15/2018......................    9,330,000      14,015,041
US Treasury Note:
   1.5%, 2/28/2005........................    5,530,000       5,532,162
   1.625%, 1/31/2005......................      325,000         326,016
   1.625%, 3/31/2005......................  134,620,000     134,903,914
   2.0%, 11/30/2004.......................    9,765,000       9,863,031
   2.125%, 8/31/2004......................    5,230,000       5,290,469
   2.875%, 2/15/2008......................   30,370,000      30,725,906
   3.25%, 12/31/2003......................    2,860,000       2,905,245
   6.5%, 2/15/2010........................    2,260,000       2,696,551
   8.875%, 8/15/2017......................    4,655,000       6,822,666
                                                           ------------
   Total US Treasury Obligations
      (Cost $ 234,766,291)................                  235,434,600
                                                           ------------

US GOVERNMENT AGENCY PASS-THRUS - 14.9%
---------------------------------------
Federal Home Loan Mortgage Corp.:
   5.0%, 4/1/2018 (e).....................   11,000,000      11,316,250
   5.5%, 4/1/2018 (e).....................    5,500,000       5,701,091
   5.5%, 4/1/2033 (e).....................    2,900,000       2,966,155
   6.0%, 5/1/2016.........................      145,034         151,820
   6.0%, 5/1/2016.........................    6,020,094       6,292,057
   6.0%, 4/1/2033 (e).....................   15,000,000      15,534,375
   6.5%, 10/1/2015........................       94,318          99,600
   6.5%, 1/1/2016.........................       28,695          30,302
   6.5%, 1/1/2016.........................       63,189          66,727
   6.5%, 2/1/2016.........................        8,322           8,788
   6.5%, 3/1/2016.........................    2,173,484       2,295,184
   6.5%, 4/1/2016.........................       11,529          12,174
   6.5%, 2/1/2027.........................      568,321         593,698
   6.5%, 2/1/2028.........................      444,200         463,712
   6.5%, 4/1/2028.........................      205,569         214,599
   6.5%, 7/1/2028.........................      749,515         782,439
   6.5%, 9/1/2028.........................      502,747         524,832
   6.5%, 10/1/2028........................      151,742         158,408

                      See accompanying notes.
-------------------------------------------------------------------------------
                                20

SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
MARCH 31, 2003 (UNAUDITED)

    PRESERVATIONPLUS INCOME PORTFOLIO
               (CONTINUED)




US GOVERNMENT AGENCY                           PRINCIPAL       MARKET
PASS-THROUGHS (CONTINUED)                       AMOUNT         VALUE
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.(continued):
   6.5%, 10/1/2028........................   $1,921,683    $  2,006,098
   6.5%, 2/1/2029.........................      323,710         337,930
   6.5%, 4/1/2029.........................      103,044         107,539
   6.5%, 7/1/2029.........................       98,876         103,190
   6.5%, 1/1/2030.........................       52,770          55,071
   6.5%, 8/1/2030.........................      880,852         919,546
   6.5%, 10/1/2030........................       27,081          28,262
   6.5%, 5/1/2031.........................      106,429         111,031
   6.5%, 6/1/2031.........................      481,037         501,840
   6.5%, 6/1/2031.........................      655,236         683,572
   6.5%, 7/1/2031.........................      298,956         311,885
   6.5%, 8/1/2031.........................      745,764         778,015
   6.5%, 9/1/2031.........................      205,474         214,360
   6.5%, 10/1/2031........................      161,070         168,035
   6.5%, 11/1/2031........................      203,056         211,838
   6.5%, 11/1/2031........................    2,641,174       2,755,394
   6.5%, 2/1/2032.........................    3,754,201       3,916,555
   6.5%, 4/1/2032.........................      543,175         566,674
   6.5%, 6/1/2032.........................    6,270,371       6,541,539
   6.5%, 7/1/2032.........................   26,085,819      26,873,886
   6.5%, 1/1/2033.........................      833,722         869,790
   7.0%, 8/1/2015.........................      709,926         758,756
   7.0%, 1/1/2016.........................       24,994          26,713
   7.0%, 6/1/2016.........................       77,248          82,561
   7.0%, 10/1/2025........................      113,997         120,692
   7.0%, 9/1/2029.........................        8,225           8,669
   7.0%, 9/1/2029.........................      266,339         280,712
   7.0%, 10/1/2029........................       49,732          52,416
   7.0%, 12/1/2029........................        4,586           4,833
   7.0%, 2/1/2030.........................       14,839          15,639
   7.0%, 4/1/2030.........................        9,767          10,292
   7.0%, 9/1/2030.........................        4,573           4,819
   7.0%, 3/1/2031.........................      258,269         272,034
   7.0%, 10/1/2031........................       39,689          41,804
   7.0%, 10/1/2031........................      116,775         122,998
   7.0%, 3/1/2032.........................    1,455,673       1,533,253
   7.0%, 4/1/2032.........................      105,649         111,279
   7.0%, 4/1/2032.........................      144,698         152,410
   7.0%, 4/1/2032.........................      281,849         296,870
   7.0%, 6/1/2032.........................      106,881         112,577
   7.0%, 6/1/2032.........................      110,783         116,687
   7.0%, 10/1/2032........................    3,923,115       4,132,197
   7.2%, 10/1/2006........................    8,420,180       9,333,247
   7.5%, 5/1/2024.........................      497,126         533,815
   7.5%, 10/1/2024........................    1,592,595       1,711,739
   7.5%, 5/1/2030.........................        9,150           9,764
   7.5%, 6/1/2030.........................        9,916          10,581
   7.5%, 10/1/2030........................    1,577,501       1,683,224
   7.5%, 4/1/2031.........................       10,108          10,780
   7.5%, 7/1/2031.........................      526,119         561,054
   8.0%, 3/1/2027.........................      358,688         388,691
Federal National Mortgage Association:
   4.784%, 11/1/2012......................    9,955,603      10,269,827
   4.86%, 11/1/2012.......................    5,675,621       5,846,942
   5.0%, 4/1/2017 (e).....................    2,900,000       2,977,938
   5.5%, 4/1/2018 (e).....................    6,300,000       6,534,284
   5.5%, 4/1/2033 (e).....................    4,300,000       4,390,033
   6.0%, 10/1/2016........................       57,258          59,937
   6.0%, 11/1/2016........................    2,147,636       2,248,108
   6.0%, 12/1/2016........................      131,708         137,870
   6.0%, 12/1/2016........................    1,206,538       1,262,984
   6.0%, 1/1/2017.........................      184,819         193,465
   6.0%, 3/1/2017.........................       30,256          31,660
   6.0%, 3/1/2017.........................      728,010         761,794
   6.0%, 3/1/2017.........................    1,501,812       1,571,505
   6.0%, 4/1/2017.........................      368,871         385,989
   6.0%, 4/1/2017.........................      875,380         916,003
   6.0%, 3/1/2033.........................   36,019,496      37,390,470
   6.0%, 4/1/2033 (e).....................   20,600,000      21,353,177
   6.5%, 12/1/2015........................        8,955           9,484
   6.5%, 4/1/2016.........................      581,101         615,585
   6.5%, 4/1/2017.........................   32,100,000      33,965,812
   6.5%, 5/1/2017.........................      908,257         961,693
   6.5%, 7/1/2017.........................    1,020,995       1,080,897
   6.5%, 8/1/2017.........................      536,929         568,431
   6.5%, 1/1/2018.........................      277,558         293,852
   6.5%, 9/1/2028.........................      463,028         483,674
   6.5%, 10/1/2028........................      522,383         545,676
   6.5%, 12/1/2028........................      581,476         607,405
   6.5%, 5/1/2029.........................      744,575         777,775
   6.5%, 8/1/2030.........................    2,718,539       2,839,137
   6.5%, 4/1/2031.........................      100,606         105,023
   6.5%, 4/1/2031.........................    2,911,367       3,039,197
   6.5%, 6/1/2031.........................    1,858,312       1,939,905
   6.5%, 9/1/2031.........................      256,615         267,882
   6.5%, 12/1/2031........................    8,846,237       9,234,649
   6.5%, 6/1/2032.........................    6,519,824       6,806,064
   6.5%, 6/1/2032.........................      687,819         718,016
   6.5%, 8/1/2032.........................      383,114         399,934
   6.5%, 8/1/2032.........................    6,504,760       6,790,338
   6.5%, 9/1/2032.........................    1,168,381       1,219,676
   6.5%, 9/1/2032.........................      203,857         212,806
   7.0%, 2/1/2015.........................    1,231,210       1,314,610
   7.0%, 10/1/2028........................       42,342          44,733
   7.0%, 5/1/2029.........................      963,186       1,016,349
   7.0%, 7/1/2029.........................      834,871         881,445

                           See accompanying notes.
-------------------------------------------------------------------------------
                                     21

SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
MARCH 31, 2003 (UNAUDITED)

    PRESERVATIONPLUS INCOME PORTFOLIO
               (CONTINUED)


US GOVERNMENT AGENCY                           PRINCIPAL       MARKET
PASS-THROUGHS (CONTINUED)                       AMOUNT         VALUE
-------------------------------------------------------------------------------
Federal National Mortgage Association
 (continued):
   7.0%, 7/1/2029.........................   $1,019,043    $    1,075,289
   7.0%, 11/1/2029........................      619,334           653,518
   7.0%, 12/1/2029........................      690,405           728,512
   7.0%, 1/1/2030.........................      113,936           120,225
   7.0%, 2/1/2030.........................       88,413            93,293
   7.0%, 3/1/2030.........................      105,841           111,676
   7.0%, 3/1/2030.........................      615,282           649,243
   7.0%, 6/1/2030.........................       91,707            96,762
   7.0%, 12/1/2030........................       88,965            93,869
   7.0%, 6/1/2031.........................      748,356           789,609
   7.0%, 7/1/2031.........................      919,795           969,961
   7.0%, 10/1/2031........................      116,606           122,965
   7.0%, 10/1/2031........................    1,025,384         1,081,308
   7.0%, 11/1/2031........................      112,283           118,407
   7.0%, 1/1/2032.........................       37,676            39,731
   7.0%, 2/1/2032.........................       39,096            41,251
   7.0%, 2/1/2032.........................      593,206           625,559
   7.0%, 3/1/2032.........................       84,543            89,154
   7.0%, 4/1/2032.........................       84,390            88,993
   7.0%, 5/1/2032.........................       42,494            44,812
   7.0%, 6/1/2032.........................      553,513           583,705
   7.0%, 7/1/2032.........................      128,556           135,568
   7.0%, 11/1/2032........................      104,493           110,193
   7.0%, 11/1/2032........................      889,435           937,949
   7.0%, 12/1/2032........................       42,630            44,955
   7.33%, 9/1/2009........................    3,348,936         3,926,735
   7.5%, 10/1/2026........................    1,401,229         1,497,838
   7.5%, 7/1/2027.........................      485,234           518,391
   7.5%, 9/1/2027.........................    1,483,966         1,585,368
   7.5%, 6/1/2031.........................    2,504,844         2,669,944
   8.0%, 5/1/2025.........................    1,303,678         1,423,687
   8.0%, 9/1/2026.........................      675,411           736,092
   8.0%, 9/1/2027.........................    1,269,057         1,384,932
                                                              -----------
   Total US Government Agency Pass-Thrus
      (Cost $ 313,079,249)................                    314,036,895
                                                              -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.8%
------------------------------------------
Bank of America Mortgage Securities:
   "1A3", Series 2002-K,
      3.5%, 10/20/2032....................   $6,655,313        $6,663,356
   "A12", Series 1999-2,
      5.9%, 4/25/2029.....................    2,833,660         2,891,402
Bear Stearns Commercial Mortgage Securities:
   "A1", Series 2000-WF2,
      7.11%, 10/15/2032...................      835,650           938,494
   "A1", Series 2000-WF1,
      7.64%, 2/15/2032....................       99,676           112,194
   "A2", Series 2000-WF8,
      7.78%, 2/15/2032....................    2,000,000         2,402,021
Capco America Securitization Corp.:
   "A1A", Series 1998-D7,
      5.86%, 10/15/2030...................    9,531,904        10,259,157
   "A1B", Series 1998-D7,
      6.26%, 10/15/2030...................    6,000,000         6,718,897
Chase Mortgage Finance Corp.,
   Series 1999-S10,
      6.75%, 8/25/2029....................    1,695,892         1,703,337
CS First Boston Mortgage Securities Corp.:
   "A2", Series 2002-7,
      5.73%, 3/25/2032....................      521,689           521,508
   "A2", Series 2001-CF2,
      5.935%, 2/15/2034...................    3,000,000         3,249,484
   "A3", Series 2001-CF2,
      6.24%, 2/15/2034....................    2,000,000         2,216,223
DLJ Commercial Mortgage Corp.:
   "A1B", Series 1998-CG1,
      6.41%, 6/10/2031....................    5,985,000         6,703,699
   "A1B", Series 1999-CG2,
      7.3%, 6/10/2032.....................    3,000,000         3,511,652
Federal Home Loan Mortgage Corp.:
   "PN", Series 2392,
      5.0%, 11/15/2021....................    6,000,000         6,106,351
   "PD", Series 2389,
      5.5%, 9/15/2021.....................    6,000,000         6,161,552
   "PB", Series 2383,
      5.5%, 1/15/2030.....................    6,000,000         6,183,785
Federal National Mortgage Association:
   "A", Series 2000-M1,
      0.0%, 1/17/2013.....................    2,850,658         3,046,330
   "C", Series 2002-M1,
      6.17%, 2/25/2016....................    1,170,000         1,285,973
   "PJ", Series 1994-51,
      6.5%, 9/25/2023.....................    4,170,000         4,403,793

                         See accompanying notes.
-------------------------------------------------------------------------------
                                   22

SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
MARCH 31, 2003 (UNAUDITED)

    PRESERVATIONPLUS INCOME PORTFOLIO
               (CONTINUED)


COLLATERALIZLED MORTGAGE                         PRINCIPAL       MARKET
OBLIGATIONS (CONTINUED)                           AMOUNT          VALUE
-------------------------------------------------------------------------
First Union National Bank Commercial Mortgage,
    "A1", Series 1999-C4,
       7.184%, 12/15/2031 ................... $ 1,053,952     $ 1,156,966
First Union-Lehman Brothers-Bank of America:
    "A1", Series 1998-C2,
       6.28%, 6/18/2007 .....................     226,751         242,603
    "D", Series 1998-C2,
       6.778%, 11/1/2035 ....................   5,000,000       5,448,076
General Electric Capital Mortgage Services, Inc.,
    "A6", Series 1994-17,
       7.0%, 5/25/2024 ......................     460,000         462,217
GMAC Commercial Mortgage Securities, Inc.:
    "A1", Series 1998-C2,
       6.15%, 11/1/2007 .....................   3,347,236       3,567,444
    "A2", Series 1998-C2,
       6.42%, 5/15/2035 .....................  12,170,000      13,703,010
    "A3", Series 1997-C1,
       6.869%, 8/15/2007 ....................  11,350,000      12,847,533
Government National Mortgage Association,
    "B", Series 2002-9,
       5.88%, 3/16/2024 .....................   3,000,000       3,285,986
JP Morgan Commercial Mortgage Finance Corp.,
    "A3", Series 1997-C5,
       7.088%, 9/15/2029 ....................   1,700,550       1,930,389
LB Commercial Conduit Mortgage Trust,
    "A1", Series 1999-C1,
       6.41%, 8/15/2007 .....................   2,538,830       2,745,682
LB-UBS Commercial Mortgage Trust,
    "A1", Series 2000-C3,
       7.95%, 7/15/2009 .....................   2,312,982       2,619,319
Master Resecuritization Trust,
    "B3" Series 2002-3,
       5.0%, 9/26/2031 ......................   4,656,353       4,505,022
Morgan Stanley Capital I:
    "A2", Series 1998-WF2,
       6.54%, 7/15/2030 .....................   7,455,000       8,429,957
    "A2", Series 1999-CAM1,
       6.76%, 3/15/2032 .....................   2,020,214       2,221,394
    "A4", Series 1999-CAM1,
       7.02%, 3/15/2032 .....................   3,000,000       3,468,330
Morgan Stanley Dean Witter Capital I:
    "A3", Series 2001-IQA,
       5.72%, 12/18/2032 ....................   6,610,000       7,214,368
    "A2", Series 2002-TOP7,
       5.98%, 1/15/2039 .....................   7,555,000       8,323,408
    "A4", Series 2001-TOP3,
       6.39%, 7/15/2033 .....................   3,000,000       3,384,575
Nomura Asset Securities Corp.:
    "A1B", Series 1998-D6,
       6.59%, 3/15/2030 .....................  $6,000,000     $ 6,812,578
    "A1C", Series 1998-D6,
       6.69%, 3/15/2030 .....................  11,945,000      13,711,792
PNC Mortgage Acceptance Corp.,
    "A1", Series 2000-C1,
       7.52%, 7/15/2008 .....................   1,617,892       1,825,814
Residential Asset Securitization Trust,
    "A2", Series 2002-A4,
       6.18%, 12/25/2026 ....................   1,905,215       1,913,322
Residential Funding Mortgage Securities I,
    "A3", Series 1999-S9,
       6.75%, 4/25/2029 .....................      75,566          75,952
                                                              ------------
    Total Collateralized Mortgage Obligations
       (Cost $ 177,981,439) .............................     $184,974,945
                                                              ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.9%
-----------------------------------------------
Government National Mortgage Association:
    5.5%, 4/1/2033 (e) ......................      900,000         923,625
    6.0% with various maturities
       until 4/1/2033 .......................   18,666,976      19,444,026
    6.5% with various maturities
       until 5/15/2032 ......................   27,732,857      29,159,285
    7.0% with various maturities
       until 9/15/2032 ......................    7,860,595       8,342,550
    7.5% with various maturities
       until 9/15/2032 ......................    3,375,037       3,610,619
                                                              ------------
    Total Government National Mortgage
       Association (Cost $61,451,923) ...................       61,480,105
                                                              ------------

US AGENCY OBLIGATIONS - 3.4%
----------------------------
Federal Home Loan Bank,
    5.125%, 3/6/2006 ........................  50,680,000      54,783,914
Federal Home Loan Mortgage Corp.,
    6.25%, 7/15/2004 ........................   1,000,000       1,062,682
Federal National Mortgage Association:
    3.25%, 1/15/2008 ........................   3,955,000       4,003,350
    4.375%, 3/15/2013 .......................  12,395,000      12,434,429
                                                              ------------
    Total US Agency Obligations
       (Cost $72,030,376) ...............................       72,284,375
                                                              ------------

SHORT-TERM INVESTMENTS - 0.2%
-----------------------------
US Treasury Bill, 1.16%, 4/17/2003
    (Cost $3,873,022) (d) ...................   3,875,000       3,873,001
                                                              ------------

                             See accompanying notes.
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
MARCH 31, 2003 (UNAUDITED)

    PRESERVATIONPLUS INCOME PORTFOLIO
               (CONTINUED)

INVESTMENTS IN AFFILIATED                      PRINCIPAL       MARKET
INVESTMENT COMPANIES                            AMOUNT          VALUE
--------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED
-------------------------
     INVESTMENT COMPANIES - 18.4%
     ----------------------------
Cash Management Fund
    Institutional, 1.13%
       (Cost $388,023,493) (c) .............. $388,023,493   $ 388,023,493
                                                             -------------
OTHER - 7.8%
-------------
Scudder High Income Plus Fund
    (Cost $164,348,696) (c) .................   24,069,868     164,397,196
                                                             -------------
    Total Portfolio
       (Cost $2,207,269,756) (a) - 106.6% ................   2,251,445,943
                                                             -------------

WRAPPER AGREEMENTS
------------------
Bank of America, NA ......................................     (12,408,387)
Transamerica Life Insurance
    & Annuity Co. ........................................     (11,469,761)
CDC Financial Products, Inc. .............................     (19,210,221)
JP Morgan Chase Bank .....................................      (6,401,199)
Prudential Insurance Co. of America ......................        (433,025)
Security Life Denver .....................................      (4,628,213)
                                                             -------------
       Total Wrapper Agreements (b) - (2.6%) .............     (54,550,806)
    Other Assets and Liabilities, Net - (4.0%)% ..........     (85,512,025)
                                                             -------------
    Net Assets  -100.0% ..................................  $2,111,383,112
                                                             =============

(a) The cost for federal income tax purposes was $2,207,269,756. At March 31, 2003, net unrealized appreciation for all securities based on tax cost was $44,176,187. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,966,628 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,790,441.

(b) Each Wrapper Agreement obligates the wrapper provider to maintain the book value of the portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.

(c) Cash Management Fund Institutional and Scudder High Income Plus Fund, both affiliates, are also managed by Deutsche Asset Management, Inc. The rate shown for Cash Management Fund Institutional is the annualized seven-day yield at period end.

(d) At March 31, 2003, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(e) When-issued or forward delivery pools included (see Notes to Financial Statements).

    Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

AT MARCH 31, 2003, OPEN FUTURES CONTRACTS SOLD SHORT WERE AS FOLLOWS:


                                                                                                                   UNREALIZED
                                                                            AGGREGATE             MARKET          APPRECIATION
FUTURES                                       EXPIRATION   CONTRACTS      FACE VALUE ($)          VALUE ($)      (DEPRECIATION)($)
-------                                       ----------   ---------      --------------        -----------      -----------------
Australia 10 Year Bond .................       6/16/2003     527          (30,200,053)           29,621,442           578,611
Euro Bond ..............................       6/06/2003     377          (47,580,595)           47,193,804           386,791
Japan 10 Year Bond .....................       6/11/2003       4           (4,815,578)            4,825,772           (10,194)
                                                                                                                     --------
TOTAL UNREALIZED APPRECIATION (DEPRECIATION) ..............................................................           955,208
                                                                                                                     --------

AT MARCH 31, 2003, OPEN FUTURES CONTRACTS PURCHASED WERE AS FOLLOWS:

                                                                                                                   UNREALIZED
                                                                            AGGREGATE             MARKET          APPRECIATION
FUTURES                                       EXPIRATION   CONTRACTS      FACE VALUE ($)          VALUE ($)      (DEPRECIATION)($)
-------                                       ----------   ---------      --------------        -----------      -----------------
Canada 10 Year Bond ....................       6/19/2003     180           12,981,542            12,934,498           (47,044)
Liffe Gilt Future ......................       6/26/2003      60           11,587,614            11,429,999          (157,615)
US Treasury 10 Year Note ...............       6/19/2003     963          110,170,159           110,624,625           454,466
                                                                                                                     --------
TOTAL UNREALIZED APPRECIATION (DEPRECIATION) ..............................................................           249,807
                                                                                                                     --------

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The "aggregate value" presented above represents the Portfolio's total exposure in such contracts.

                            See accompanying notes.
--------------------------------------------------------------------------------

PRESERVATIONPLUS INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS
Investments in securities, at value* (cost $2,207,269,756) ...........................................  $ 2,251,445,943
Cash .................................................................................................        7,326,815
Foreign currency, at value ($1,229,813) ..............................................................        1,229,076
Receivable for investments sold ......................................................................       39,737,697
Dividends receivable .................................................................................        1,291,342
Interest receivable ..................................................................................       11,628,444
Receivable for shares of beneficial interest subscribed ..............................................       36,500,000
Receivable for daily variation margin on open futures contracts ......................................          612,887
Unrealized appreciation on forward currency exchange contracts .......................................        1,398,884
                                                                                                        ---------------
Total assets .........................................................................................    2,351,171,088
                                                                                                        ---------------
LIABILITIES
Payable for investments purchased ....................................................................      102,806,641
Wrapper agreements ...................................................................................       54,550,806
Payable for when-issued and forward delivery securities ..............................................       78,818,581
Unrealized depreciation on forward currency exchange contracts .......................................          356,156
Payable for daily variation margin on open futures contracts .........................................          612,701
Accrued advisory fee .................................................................................          924,166
Other accrued expenses and payables ..................................................................        1,718,925
                                                                                                        ---------------
Total liabilities ....................................................................................      239,787,976
                                                                                                        ---------------
NET ASSETS, AT VALUE .................................................................................  $ 2,111,383,112
                                                                                                        ===============
*Includes investments in affiliated investment companies of $552,420,689.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

INVESTMENT INCOME
Income:
   Interest ..........................................................................................     $ 27,530,590
   Credit rate income ................................................................................        2,861,354
   Dividends from affiliated investment companies ....................................................        6,814,699
                                                                                                          -------------
Total Income .........................................................................................       37,206,643
                                                                                                          -------------
Expenses:
   Advisory fee ......................................................................................        4,500,451
   Wrapper fees ......................................................................................        1,432,886
   Administrative service fee ........................................................................          358,228
   Auditing ..........................................................................................           11,050
   Legal .............................................................................................              658
   Trustees' fees and expenses .......................................................................            3,299
   Other .............................................................................................           21,976
                                                                                                          -------------
Total expenses, before expense reductions ............................................................        6,328,548
Expense reductions ...................................................................................         (603,556)
                                                                                                          -------------
Total expenses, after expense reductions .............................................................        5,724,992
                                                                                                          -------------
NET INVESTMENT INCOME ................................................................................       31,481,651
                                                                                                          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) from:
   Investments .......................................................................................        7,426,874
   Futures ...........................................................................................       (1,039,594)
   Foreign currency related transactions .............................................................        2,108,920
                                                                                                          -------------
                                                                                                              8,496,200
                                                                                                          -------------
Net unrealized appreciation (depreciation) during the period on:
   Investments .......................................................................................        7,059,743
   Futures ...........................................................................................          295,646
   Foreign currency related transactions .............................................................          326,166
   Wrapper agreements ................................................................................      (16,177,755)
                                                                                                          -------------
                                                                                                             (8,496,200)
                                                                                                          -------------
Net gain (loss) on investments .......................................................................                -
                                                                                                          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................    $  31,481,651
                                                                                                          =============

--------------------------------------------------------------------------------

PRESERVATIONPLUS INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       FOR THE
                                                                                     SIX MONTHS                  FOR THE
                                                                                ENDED MARCH 31, 2003           YEAR ENDED
                                                                                     (UNAUDITED)           SEPTEMBER 30, 2002
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income .........................................................        $ 31,481,651               $ 27,937,831
Net realized gain (loss) on investment transactions ...........................           8,496,200                  5,785,827
Net unrealized appreciation (depreciation) on
   investments during the period ..............................................           7,681,555                 26,790,076
Net unrealized appreciation (depreciation) on wrapper
   agreements during the period ...............................................         (16,177,755)               (32,575,903)
                                                                                    ---------------            ---------------
Net increase (decrease) in net assets resulting from operations ...............          31,481,651                 27,937,831
                                                                                    ---------------            ---------------
Capital transactions in shares of beneficial interest:
Proceeds from capital invested ................................................       1,113,747,133                836,085,058
Value of capital withdrawn ....................................................         (44,840,113)               (79,831,430)
                                                                                    ---------------            ---------------
Net increase (decrease) in net assets from capital
   transactions in shares of beneficial interest ..............................       1,068,907,020                756,253,628
                                                                                    ---------------            ---------------
Increase (decrease) in net assets .............................................       1,100,388,671                784,191,459
Net assets at beginning of period .............................................       1,010,994,441                226,802,982
                                                                                    ---------------            ---------------
NET ASSETS AT END OF PERIOD ...................................................     $ 2,111,383,112            $ 1,010,994,441
                                                                                    ===============            ===============

FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the PreservationPlus Income Portfolio.


                                        FOR THE SIX MONTHS        FOR THE          FOR THE           FOR THE          FOR THE
                                        ENDED MARCH. 31, 2003    YEAR ENDED       YEAR ENDED        YEAR ENDED      PERIOD ENDED
                                             (UNAUDITED)       SEPT. 30, 2002   SEPT. 30, 2001    SEPT. 30, 2000   SEPT. 30, 1999(a)
                                             -----------       --------------   --------------    --------------   --------------
RATIOS TO AVERAGE NET ASSETS
   AND SUPPLEMENTAL DATA

Net assets, end of period ($ millions)            2,111               $1,011             $227            $201              $26
Ratios of expenses before expense
   reductions (%)                                   .88*                 .93             1.01             .99             1.41*
Ratio of expenses after expense
   reductions (%)                                   .80*                 .80              .80             .35              .49*
Ratio of net investment income (loss) (%)          4.39*                5.21             6.37            7.33             6.47*
Portfolio turnover rate (%)                         182*                  62               13              --(b)           149
Total Investment Return (%)(c)                     2.32**               5.53             6.58            7.30             4.61**

(a) For the period December 23, 1998 (commencement of operations) to September 30, 1999.
(b) Less than 1%.
(c) Total return would have been lower had certain expenses not been reduced.
*   Annualized
**  Not annualized

                     See notes to financial statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRESERVATION PLUS INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A. SIGNIFICANT ACCOUNTING POLICIES

PreservationPlus Income Portfolio ("PreservationPlus Income Portfolio" or the "Portfolio") is a diversified series of BT Investment Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Portfolio. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus accrued interest on the underlying securities) of the covered assets and will either be reflected as an asset or a liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

FUTURES CONTRACTS. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

WHEN-ISSUED/DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

--------------------------------------------------------------------------------
                                       27

PRESERVATION PLUS INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

OTHER. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. The credited rate interest is accrued daily and represents the difference between actual interest earned on covered assets under the Portfolio's Wrapper Agreements and the product of the Book Value of the covered assets multiplied by the crediting rate as determined pursuant to the Wrapper Agreements.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses (including Wrapper Agreements) from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. PURCHASES AND SALES OF SECURITIES

During the six months ended March 31, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $2,104,004,732 and $1,227,372,662 respectively.

C. RELATED PARTIES

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corporation ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both wholly owned subsidiaries of Deutsche Bank AG.

INVESTMENT ADVISORY AGREEMENT. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.70% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. These fees are not charged on assets invested in affiliated Money Market funds. These fees are reduced to 0.10% on assets invested in Scudder High Income Plus Fund. The Portfolio waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

For the six months ended March 31, 2003, the Advisor maintained the annualized expenses of the Portfolio at not more than 0.80% of the Portfolio's average daily net assets. Accordingly, for the six months ended March 31, 2003, the Advisor did not impose a portion of its advisory fee pursuant to the Investment Advisory Agreement aggregating $603,556 and the amount imposed aggregated $3,896,895, which was equivalent to an annualized effective rate of 0.54% of the Portfolio's average net assets.

ADMINISTRATOR SERVICE FEE. ICCC serves as Administrator and receives a fee (the "Administrator Service Fee") of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2003, the Administrator Service Fee was $358,228.

Deutsche Bank Trust Company Americas ("DBT Co."), an affiliate of the Portfolio's Advisor and Administrator, serves as the Portfolio's custodian.

OTHER. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc. Distributions from Cash Management Fund Institutional to the Portfolio for the six months ended March 31, 2003, totaled $847,818.

To gain exposure to high yield debt securities, the Portfolio may purchase high yield debt securities directly or invest in the Scudder High Income Plus Fund, an affiliated mutual fund. The Portfolio will reduce its advisory fee to 0.10% of its average daily net assets with respect to its assets invested in the Scudder High Income Plus Fund. Distributions from Scudder High Income Plus Fund to the Portfolio for the six months ended March 31, 2003, totaled $5,966,881.

TRUSTEES' FEES AND EXPENSES. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. FORWARD FOREIGN CURRENCY COMMITMENTS As of March 31, 2003, the Portfolio had the following open forward foreign currency exchange contracts:


                                              SETTLEMENT    NET UNREALIZED
CONTRACTS TO DELIVER      IN EXCHANGE FOR        DATE        APPRECIATION
---------------------     ----------------    ----------    --------------
USD        35,915,162     CAD   53,510,000     4/3/2003        $  460,845
USD        46,269,661     EUR   42,443,000     4/4/2003            40,844
USD        66,918,035     GBP   42,398,000     4/4/2003            89,827
CHF        62,607,000     USD   46,772,254     4/4/2003           443,836
JPY     4,771,320,000     USD   40,603,523     4/4/2003           363,532
                                                               ----------
Total unrealized appreciation                                  $1,398,884


                                              SETTLEMENT    NET UNREALIZED
CONTRACTS TO DELIVER      IN EXCHANGE FOR        DATE       (DEPRECIATION)
---------------------     ----------------    ----------    --------------
USD        28,802,414     AUD   47,082,000     4/4/2003        $ (356,156)
                                                               ----------
Total unrealized (depreciation)                                $ (356,156)


CURRENCY ABBREVIATION
----------------------
CAD       Canadian Dollar       EUR   Euro
GBP       British Pound         JPY   Japanese Yen
USD       US Dollars            AUD   Australian Dollar
CHF       Swiss Franc

E. LINE OF CREDIT

The Portfolio and several other affiliated funds (the "Participants") share in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata based upon net assets among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.625 percent. During the period the Portfolio had no borrowings on the line of credit.

F. WRAPPER AGREEMENTS

The Portfolio enters into agreements with insurance companies, banks or other financial institutions that are designed to protect the Portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. Since there is no market for Wrapper Agreements they are considered illiquid.

A default by the issuer of a portfolio security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal.

G. SUBSEQUENT EVENT

On January 31, 2003, Deutsche Bank AG completed the sale of its Global Securities Service business to State Street Bank, Inc. The sale included

--------------------------------------------------------------------------------

PRESERVATION PLUS INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

US custody, securities lending and other processing services located in Europe, Asia and the Americas. The Board of Trustees of the Portfolio approved changing the Portfolio's custodian to State Street Bank and Trust Company ("State Street") at Board meetings held an February 24, 2003 and March 27, 2003. Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company), an affiliate of the Portfolio's Advisor and Administrator, currently serves as the custodian to the Portfolio. The Portfolio's assets will be transitioned to State Street on or about June 6, 2003.

H. OTHER INFORMATION

On November 5, 2002 Deutsche Bank AG ("DBAG") agreed to sell its Global Securities Services business to State Street Corp. ("State Street"). This sale included US custody, securities lending, and other processing services located in Europe, Asia, and the Americas and the transaction closed on January 31, 2003 (the "Closing Date"). The actual transition and migration of assets, technology, and infrastructure will take more than a year to complete. Deutsche Bank Trust Company Americas ("DBT Co.") currently is the custodian to the Fund and Portfolio (collectively the "Funds"). DBT Co.'s custody business is one of the businesses affected by the transaction with State Street. Since many of DBT Co.'s employees became State Street employees on the Closing Date, the Funds' Board approved on December 16, 2002 an interim outsourcing arrangement that allows State Street to provide custodial services to the Funds', subject to DBT Co. oversight. On May 2, 2003 the Board appointed State Street as the Funds' permanent custodian.



--------------------------------------------------------------------------------

                      This page left intentionally blank.








--------------------------------------------------------------------------------

                      This page left intentionally blank.








--------------------------------------------------------------------------------

-  DIRECTOR DISCLOSURE
--------------------------------------------------------------------------------
SEPTEMBER 30, 2002


                                                                                                                    NUMBER OF
                                                                             PRINCIPAL                              PORTFOLIOS IN
NAME,                      POSITION(S)           TERM OF                     OCCUPATION(S)                          FUND COMPLEX
ADDRESS AND                HELD WITH             OFFICE AND                  DURING THE PAST                        OVERSEEN BY
AGE                        THE FUND              LENGTH OF TIME SERVED       5 YEARS                                THE DIRECTOR
Donald A. Chubb, Jr.       Director**            1994 to present***          Business broker,                                36
One Security Benefit Place                                                     Griffith & Blair Realtors
Topeka, KS 66636-0001                                                        Manager, Star Sign, Inc.
55

Penny A. Lumpkin           Director**            1993 to present***          President, Vivian's Gift Shop                   36
One Security Benefit Place                                                   Vice President,Palmer Companies, Inc.
Topeka, KS 66636-0001                                                        Vice President,Bellairre Shopping Center
62                                                                           Partner, Goodwin Ent.
                                                                             Partner, Town Crier
                                                                             Vice President and Treasurer, Palmer
                                                                             News, Inc.
                                                                             Vice President, M/S News, Inc.
                                                                             Secretary, Kansas City Periodicals

Mark L. Morris, Jr.        Director**            1991 to present***          Independent Investor, Morris Co.                36
One Security Benefit Place                                                   Partner, Mark Morris Associates
Topeka, KS 66636-0001
67

Maynard F. Oliverius       Director              1998 to present***          President & CEO, Stormont Vail HealthCare       36
One Security Benefit Place
Topeka, KS 66636-0001
58

John D. Cleland            Chairman of the Board February 2000 to present*** Sr. Vice President and Managing Member          36
One Security Benefit Place Director*             1991 to present***            Representative, Security Management
Topeka, KS 66636-0001                                                          Company, LLC
65                                                                           Sr. Vice President, Security Benefit
                                                                               Group, Inc.
                                                                             Sr. Vice President, Security Benefit Life
                                                                               Insurance Co.
                                                                             Director & Vice President, Security
                                                                               Distributors, Inc.

James R. Schmank           President             February 2000 to present*** President and Managing Member Representative,   36
One Security Benefit Place Director*             1997 to present***            Security Management Company, LLC
Topeka, KS 66636-0001                                                        Sr.Vice President, Security Benefit
48                                                                             Group, Inc.
                                                                             Sr.Vice President, Security Benefit Life
                                                                               Insurance Co.
                                                                             Director, Security Distributors, Inc.

* These directors are deemed to be "interested persons" of the Fund under the Investment Company Act of 1940, as amended, by reason of their posi- tions with the Funds' Investment Manager and/or the parent of the Investment Manager.

** These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

*** Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.


The statement of additional information ("SAI") includes additional information about the Fund Directors and is available upon request without charge by calling 1-800-888-2461.
--------------------------------------------------------------------------------

                      This page left intentionally blank.








--------------------------------------------------------------------------------

THE SECURITY GROUP OF MUTUAL FUNDS
----------------------------------------
Security Large Cap Value Fund

Security Equity Fund

    -  Equity Series

    -  Global Series

    -  Social Awareness Series

    -  Mid Cap Value Series

    -  Small Cap Growth Series

    -  Enhanced Index Series

    -  International Series

    -  Select 25 Series

    -  Large Cap Growth Series

    -  Technology Series

Security Mid Cap Growth Fund

Security Income Fund

    -  Diversified Income Series

    -  High Yield Series

    -  Capital Preservation Series

Security Municipal Bond Fund

Security Cash Fund

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.


SECURITY FUNDS OFFICERS AND DIRECTORS
-----------------------------------------

DIRECTORS

Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Maynard F. Oliverius
James R. Schmank

OFFICERS

John D. Cleland, CHAIRMAN OF THE BOARD
James R. Schmank, PRESIDENT
Steven M. Bowser, VICE PRESIDENT
Thomas A. Swank, VICE PRESIDENT
Amy J. Lee, SECRETARY
Christopher D. Swickard, ASSISTANT SECRETARY
Brenda M. Harwood, TREASURER

---------------------------
[LOGO]
SECURITY DISTRIBUTORS, INC.
---------------------------

One Security Benefit Place
Topeka, KS 66636-0001

SDI 803 (R5-03)                                                      46-08034-00